N-2 - USD ($)				8 Months Ended		10 Months Ended	12 Months Ended
		Jul. 31, 2026	Jun. 30, 2025	Mar. 31, 2022		Mar. 31, 2018 [9]	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Aug. 02, 2021	[9]	Jun. 12, 2017	[9]
Cover [Abstract]
Entity Central Index Key		0001681717
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-213003
Investment Company Act File Number		811-23179
Document Type		N-2
Document Registration Statement		true
Post-Effective Amendment		true
Post-Effective Amendment Number		13
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		14
Entity Registrant Name		First Trust Alternative Opportunities Fund
Entity Address, Address Line One		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
City Area Code		414
Local Phone Number		299-2270
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Jul. 31, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES:	Class A Shares	Class I Shares
Maximum Sales Charge (Load) (as a percentage of subscription amount)(1)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)(1)	1.25%	None

(1)	Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount. For Class A Shares, no sales charge applies on investments of $250,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed on repurchase of such Shares within 12 months of the date of purchase to the extent a finder’s fee was paid in connection with the purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES: (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES)(2)
Investment Management Fee(3)	0.95%	0.95%
Distribution Fee(4)	0.75%	0.00%
Shareholder Servicing Fee(4)	0.25%	0.25%
Commitment Fees, Dividends and Interest on Securities Sold Short, Excise Tax, Extraordinary Litigation Fees, Interest Expense and Unused Line of Credit Fees	0.07%	0.07%
Acquired Fund Fees and Expenses(5)	1.45%	1.45%
Other Expenses(6)	0.35%	0.35%
Total Annual Expenses	3.82%	3.07%
Less: Amount Paid or Absorbed Under Expense Limitation and Reimbursement Agreement(7)	(0.15)%	(0.15)%
Net Annual Expenses(8)	3.67%	2.92%

(2)	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value.

(3)	For its provision of advisory services to the Fund, the Investment Adviser receives an Investment Management Fee, payable monthly in arrears, equal to an annual rate of 0.95% of the Fund’s net assets determined as of month-end. The Investment Management Fee will be paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Investment Adviser pays the Sub-Advisers from the Investment Management Fee it received from the Fund.

(4)	Pursuant to exemptive relief from the SEC, the Fund offers multiple classes of shares and has adopted a distribution and service plan for Class A Shares and Class I Shares. Investors in each Class of Shares may pay a Shareholder Servicing Fee of up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to the Class. Investors in Class A Shares may pay a Distribution Fee of up to 0.75% on an annualized basis of the aggregate net assets attributable to Class A Shares for marketing and distribution expenses. Payment of the Distribution and Servicing Fee is governed by a Distribution and Service Plan that, pursuant to the conditions of the exemptive order issued by the SEC, has been adopted by the Fund with respect to the applicable Class in compliance with Rule 12b-1 under the Investment Company Act. See “DISTRIBUTION AND SERVICE PLAN.” It is estimated that Shareholders will pay 0.75% of the net asset value of the Class A Shares for marketing and distribution expenses, and 0.06% and 0.17% of the net asset value of the Class A Shares and Class I Shares, respectively, for shareholder servicing expenses.

(5)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Investment Funds. Private Investment Vehicles generally charge, in addition to management fees calculated as a percentage of the average NAV of the Fund’s investment, performance-based fees generally from 0% to 30% of the net capital appreciation in the Private Investment Vehicle’s investment for the year or other measurement period, subject to loss carryforward provisions, as set forth in the respective Private Investment Vehicles’ offering documents. Acquired Fund Fees and Expenses have been restated to reflect the estimated fees that the Fund is expected to bear during the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Investment Funds, which fluctuates over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

(6)	Based on estimates for the current fiscal year.

(7)	The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.15% and 1.40% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”) through July 31, 2027. Thereafter, the Expense Limitation and Reimbursement Agreement may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such repayment and remain in compliance with the Expense Limit in effect at the time of such repayment.

(8)	Net Annual Expenses differ from the ratios of expenses to average net assets shown in the financial statements included in the Fund’s annual report, which do not reflect (i) the portion of Acquired Fund Fees and Expenses that represent costs incurred at the Investment Fund level, as required to be disclosed in the above table; and (ii) the current expenses of the Fund.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

Class A Shares	1 Year	3 Years	5 Years	10 Years
You Would Pay the Following Expenses Based on the Imposition of the 4.50% Sales Charge and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	$80	$155	$232	$431

Class I Shares	1 Year	3 Years	5 Years	10 Years
You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	$30	$93	$160	$337

The example is based on the annual fees and expenses of Class A Shares and Class I Shares set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, is an estimate based on anticipated investments in the Fund and anticipated expenses for the current fiscal year of the Fund’s operations, and includes, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator and custodian. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT FEE,” “ADMINISTRATION,” “FUND EXPENSES,” and “PURCHASING SHARES.”

Basis of Transaction Fees, Note [Text Block]		as a percentage of subscription amount
Acquired Fund Fees and Expenses, Note [Text Block]		In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Investment Funds. Private Investment Vehicles generally charge, in addition to management fees calculated as a percentage of the average NAV of the Fund’s investment, performance-based fees generally from 0% to 30% of the net capital appreciation in the Private Investment Vehicle’s investment for the year or other measurement period, subject to loss carryforward provisions, as set forth in the respective Private Investment Vehicles’ offering documents. Acquired Fund Fees and Expenses have been restated to reflect the estimated fees that the Fund is expected to bear during the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Investment Funds, which fluctuates over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
Acquired Fund Fees Estimated, Note [Text Block]		Acquired Fund Fees and Expenses have been restated to reflect the estimated fees that the Fund is expected to bear during the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Investment Funds, which fluctuates over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated among the Investment Adviser and one or more sub-advisers, in percentages determined at the discretion of the Investment Adviser. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT STRATEGIES AND OVERVIEW OF INVESTMENT PROCESS

The Investment Adviser seeks to achieve the Fund’s investment objective by managing a portion of the Fund’s assets directly and by delegating the management of a portion of Fund assets to one or more experienced investment managers that utilize a variety of investment strategies and styles (each, a “Sub-Adviser” and together, the “Sub-Advisers”). The Investment Adviser maintains primary responsibility for allocating Fund assets to the Sub-Advisers and from time to time will select and determine the percentage of Fund assets to allocate to each Sub-Adviser. While the Investment Adviser delegates a portion of the day-to-day management of the Fund’s assets to a combination of Sub-Advisers, the Investment Adviser retains overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. The Investment Adviser may exercise its discretion to manage a portion of Fund assets directly to hedge or to modify the Fund’s exposure to a particular investment or market-related risk created by a Sub-Adviser, to invest the Fund’s assets pending allocation to a Sub-Adviser, or to establish positions in securities and strategies it deems appropriate for meeting the Fund’s investment objective. The Investment Adviser may, from time to time, reallocate the Fund’s assets among itself and the Sub-Advisers.

In pursuing the Fund’s investment objectives, the Investment Adviser and Sub-Advisers may obtain exposure to investments directly or indirectly by investing in closed-end and open-end registered investment companies, private investment funds (each a “Private Investment Vehicle” and together the “Private Investment Vehicles”) and other investment vehicles (each an “Investment Fund”).

The Investment Adviser and Sub-Advisers implement both fundamentally and technically driven strategies. The allocation among these strategies will vary over time in response to changing market opportunities. These strategies may include, without limitation, alternative credit, private equity, hedged strategies, direct credit and real estate strategies that invest in different asset classes, securities, and derivative instruments, as discussed below. These strategies seek to target attractive absolute returns. These strategies may exhibit different degrees of volatility, as well as changes in relative value, currency, and interest rate markets. The Investment Adviser and Sub-Advisers seek to have diversifying characteristics including lower correlation to market risk factors than traditional equity and fixed-income strategies.

The Fund may engage in the following strategies and investments directly or indirectly though Investment Funds. At any time, the Fund’s investment in Investment Funds may constitute all or a substantial percentage of the Fund’s holdings.

●	Alternative Credit: The Investment Adviser and Sub-Advisers have a broad investment mandate to employ a multi-sector approach spanning residential, commercial, corporate, consumer debt and specialty finance markets globally. The specialty finance markets include, but are not limited to, credit card receivables, asset-backed regulatory relief transactions, litigation finance, NAV based lending to (typically “late-stage”) Private Investment Vehicles, royalty transactions, and equipment (e.g., renewable energy, construction, information technology, medical, logistics) and insurance-linked contracts. The Alternative Credit strategy is invested in assets both directly and through investments in Private Investment Vehicles. The Investment Adviser and Sub-Advisers employ a top-down strategy to identify relative valuation opportunities within credit markets and a bottom-up credit selection process to selecting individual issuers. The Investment Adviser and Sub-Advisers will invest opportunistically across a wide range of credits and issuer types based on relative value within fixed income. Specifically, the Sub-advisers target opportunities in residential mortgage-based securities, commercial mortgage-based securities, collateralized loan obligations and asset-based securities.

●	Private Equity: The Investment Adviser may invest globally in stocks of private companies of any size or market capitalization. Through the Private Equity strategy, the Investment Adviser seeks to provide exposure to secondary and primary investments in private equity, primarily through other Private Investment Vehicles that employ a private equity strategy, but also to a limited degree, direct investments in private companies.

●	Hedged Strategies: The Investment Adviser and Sub-Advisers may seek to generate positive total returns over a full market cycle with lower correlation to traditional equity and fixed-income indices by constructing a balanced portfolio of hedge funds across arbitrage, credit, event driven, long/short equity and multi-strategy managers.

●	Direct Credit: The Investment Adviser may invest in asset-backed fixed-income securities, including securities backed by assets such as credit card receivables, student loans, automobile loans and residential and commercial real estate, and fixed or floating rate bank loans and participations. The investments in the Direct Credit strategy are typically only available to investors that have substantial allocations to a manager’s existing private vehicle and are spread across direct lending, distressed credit, leveraged buyouts, mezzanine equity and growth capital opportunities. The Fund’s allocation of its assets into various asset classes within the asset-backed fixed-income market will depend on the views of the Investment Adviser as to the best value relative to what is currently presented in the market place. Certain of the Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to those portfolio managers. In selecting investments, the Investment Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Investment Adviser may sell investments if it is determined that any of the mentioned factors have changed materially from the initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. From time to time, the Fund may allocate a portion of its assets so as to focus on particular types of asset-backed fixed-income securities. Under the Direct Credit strategy, the Investment Adviser analyzes a variety of additional factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Investment Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Investment Adviser will also seek to invest in securities that have relatively low volatility.

●	Real Estate: Under this strategy the Fund may invest in real estate investments, primarily through Private Investment Vehicles and public and privately traded real estate investment trusts (“REITs”). The managers of the Fund’s Private Investment Vehicles and REITs in the Real Estate strategy invest across multiple core real-assets, including industrial, multi-family, retail, and office, in multiple geographies across North America with the potential to expand the holdings to include real assets in Europe.

The Fund invests in a wide range of U.S. and non-U.S. publicly traded and privately issued or negotiated securities (securities for which the price is negotiated between private parties) including, but not limited to, equity securities, fixed-income securities, bank loans and participations, REITS, currencies and derivatives. The Fund may invest in foreign securities, including those from emerging markets. The Fund’s allocation to these various security types, various asset classes and various market types will vary over time in response to changing market opportunities. The Fund may invest a material portion of its assets in foreign securities. It is not anticipated that investments in emerging markets will constitute a significant portion of the Fund’s investments.

The Fund may invest in REITs. REITS are pooled investment vehicles that invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like RICs such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code.

In addition, the Fund may make investments through one or more direct and indirect wholly-owned subsidiaries (each a “Subsidiary” and collectively the “Subsidiaries”). The Fund may invest in its subsidiary, FTAOF Cayman Sub1 Ltd. (“Cayman Subsidiary”), a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. See “Management of the SUBSIDIARIES.” The Cayman Subsidiary is advised by the Investment Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Cayman Subsidiary is an exempted company incorporated in the Cayman Islands with limited liability.

The Fund and Cayman Subsidiary will test for compliance with certain investment restrictions on a consolidated basis, except that with respect to the Cayman Subsidiary’s investments in certain securities that may involve leverage, the Cayman Subsidiary will comply with asset segregation requirements to the same extent as the Fund. The Cayman Subsidiary complies with Section 17 of the Investment Company Act relating to affiliated transactions and custody. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments may also be deemed to include the Fund’s indirect investments through the Cayman Subsidiary. See “Risks-Cayman Subsidiary Investment Risk.”

The Fund also may invest through one or more domestic subsidiaries (the “Domestic Subsidiaries”). The Subsidiaries will be advised by the Investment Adviser and act as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. See “MANAGEMENT OF THE SUBSIDIARIES.” Such Subsidiaries will not be registered under the Investment Company Act; however, the Fund will wholly own and control any Subsidiary. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole direct or indirect shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund will “look through” any such Subsidiary to determine compliance with its investment policies. The Fund will also comply with Section 18 of the Investment Company Act governing capital structure and leverage on an aggregate basis with each Subsidiary so that the Fund treats a Subsidiary's debt as its own for purposes of Section 18. Further, each Subsidiary will comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

The Fund may also invest in collateralized loan obligations (“CLOs”), which are backed by a pool of corporate debt. CLOs are similar to collateralized mortgage obligations (“CMOs”) but differ as to the type of underlying loan. The Fund may invest in non-agency, residential mortgage-backed securities (“RMBS”). Residential mortgage loans are generally classified into three categories based on the risk profile of the borrower and the property: (i) Prime, (ii) Alternative-A (“Alt-A”), and (iii) Subprime. Prime residential mortgage loans are extended to borrowers who represent a relatively low risk profile through a strong credit history. Subprime loans are made to borrowers who display poor credit histories and other characteristics that correlate with a higher default risk. Alt-A loans are made to borrowers whose risk profile falls between Prime and Subprime. When selecting RMBS investments for the Fund under the Multi-Strategy Fixed-Income strategy, the Investment Adviser and Sub-Advisers intend to focus on RMBS that are collateralized by pools of Prime or Alt-A mortgages and that are seasoned (i.e., have a history of timely payments). (These securities are also known as CMOs.)

Prime mortgage loans may be either “agency” or “non-agency.” Agency loans have balances that fall within the limits set by the Federal Housing Finance Agency (“FHFA”) and qualify as collateral for securities that are issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Non-agency loans have balances that may or may not fall within the limits set by FHFA and do not qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are sponsored by private companies other than government sponsored enterprises (sometimes referred to as “private label paper”).

Additionally, the Fund may invest up to 40% of its net assets in bank loans and participations, including first-lien, second-lien and unitranche loans. The Fund may invest in bank loans and participations of any credit quality, maturity or duration. The bank loans and participations in which the Fund will invest may have fixed or floating interest rates, may be senior or subordinated, may be leveraged loans and may be rated below investment grade or unrated. The Fund may invest in bank loans through assignments (whereby the Fund assumes the position of the lender to the borrower) or loan participation (whereby the Fund purchases all or a portion of the economic interest in a loan). “Unitranche” loans are loans that combine both senior and subordinate debt into a single loan under which the borrower pays an interest rate intended to reflect the relative risk of the secured and unsecured components of the loan.

For either investment or hedging purposes, certain Sub-Advisers may invest substantially in a broad range of derivative instruments, including structured products, swaps (including credit default swaps), futures and forward contracts, and options. The Sub-Advisers may be highly dependent on the use of futures and other derivative instruments, and to the extent that they become unavailable, this may limit a Sub-Adviser from fully implementing its investment strategy. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may also invest in repurchase agreements and reverse repurchase agreements.

The Investment Adviser and Sub-Advisers invest based upon their belief that the securities have a strong appreciation potential (long investing, or actually owning a security) or potential to decline in value (short investing, or borrowing a security from a broker and selling it, with the understanding that it must later be bought back and returned to the broker). The Fund sells (or closes a position in) a security when the Investment Adviser or a Sub-Adviser determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid, including: (1) if the Sub-Adviser’s view of the business fundamentals or management of the underlying company changes; (2) if a more attractive investment opportunity is found; (3) if general market conditions trigger a change in the Sub-Adviser’s assessment criteria; or (4) for other portfolio management reasons.

Each Sub-Adviser has complete discretion to invest its portion of the Fund’s assets as it deems appropriate, based on its particular philosophy, style, strategies and views. While each Sub-Adviser is subject to the oversight of the Investment Adviser, the Investment Adviser does not attempt to coordinate or manage the day-to-day investments of the Sub-Advisers.

The Investment Adviser and the Sub-Advisers may invest in equity securities of any market capitalization without limitation as to types of industries and sectors in which it may invest. The Investment Adviser and Sub-Advisers may also invest in government and corporate bonds and other fixed-income securities, futures and other derivative instruments, closed-end funds and other investment vehicles, convertible securities and other securities and investment products as described more fully herein.

The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective.

The Fund may co-invest alongside one or more other investment funds or investment vehicles managed, sponsored or advised by the Investment Adviser or its affiliates. The Fund is subject to certain limitations relating to co-investments and joint transactions with affiliates, which, in certain circumstances, may limit the Fund’s ability to make investments or enter into other transactions alongside other clients. The Fund and Investment Adviser have been granted an Exemptive Order from the SEC that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Adviser or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions. The Investment Adviser will not cause the Fund to engage in certain investments alongside affiliates unless such investments are permitted under the Exemptive Order or unless such investments are not prohibited by Section 17(d) of the Investment Company Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Fund could be limited in its ability to invest in certain investments in which the Investment Adviser, any Sub-Adviser or any of their affiliates are investing or are invested.

Investment Process

In evaluating whether the Fund will invest in a particular Investment Fund, the Investment Adviser and/or Sub-Advisers may consider, among other things, (i) the Investment Fund’s and Underlying Manager’s past performance and reputation, (ii) the degree to which the Investment Fund complements and balances the Fund’s portfolio and correlates to the strategies pursued by the Investment Adviser and/or the Sub-Advisers, (iii) the fees payable in connection with the Fund’s investment in the Investment Fund, (iv) the tenure of the Investment Fund’s Underlying Manager, (v) the continued favorability of the strategy employed by an Investment Fund, and (vi) the ability of the Fund to make withdrawals or liquidate its investment positions in the Investment Fund.

In reviewing the degree to which a particular Investment Fund is a suitable investment for the Fund, the Investment Adviser and/or Sub-Advisers will consider the fees payable in connection with the investment in order to evaluate execution and compare net returns. The Investment Adviser and/or Sub- Advisers will also consider the assets under management of the Underlying Managers to evaluate whether the Underlying Managers are appropriate for the Fund’s strategies, given that certain strategies may be more or less appropriate at different asset levels. In an effort to optimize its investment program, the Fund may allocate a portion of its capital to Investment Funds that lack historical track records but, that in the Investment Adviser and/or Sub-Advisers’ judgment, offer exceptional potential.

The Fund sells (or closes a position in) a security when the Investment Adviser or Sub-Adviser determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid, including: (1) if the Investment Adviser’s or Sub-Adviser’s view of the business fundamentals or management of the underlying company changes; (2) if a more attractive investment opportunity is found; (3) if general market conditions trigger a change in the Investment Adviser’s or Sub-Adviser’s assessment criteria; or (4) for other portfolio management reasons.

The Investment Adviser looks to identify skilled investment advisory firms to serve as Sub-Advisers to the Fund. The Investment Adviser selects Sub-Advisers who satisfy a stringent selection process, which may include, but is not limited to: ability to produce attractive long-term, risk-adjusted investment results; ability to manage risks; ability to perform well in markets where investment conditions are difficult; and operational competence. The Investment Adviser also considers additional criteria including, but not limited to: relevant investment management experience; the degree to which a specific Sub-Adviser’s investment style complements and balances the Fund’s portfolio with respect to the strategies employed by other Sub-Advisers; the quality of the Sub-Adviser’s organization; and the ability of a Sub-Adviser to consistently and effectively apply its investment approach.

The Investment Adviser allocates to each Sub-Adviser a portion of the Fund’s assets to invest. The Sub-Advisers invest in the securities described above based upon their respective investment strategies. Each Sub-Adviser has complete discretion to invest its portion of the Fund’s assets as it deems appropriate, based on its particular philosophy, style, strategies and views. While each Sub-Adviser is subject to the oversight of the Investment Adviser, the Investment Adviser does not attempt to coordinate or manage the day-to-day investments of the Sub-Advisers.

When adverse market, economic, political or other conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. Government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit. Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing in the Fund will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost. Below is a list of the principal risks of investing in the Fund. Different risks may be more significant at different times, depending on market conditions.

GENERAL RISKS

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markers. U.S. or global markets may be adversely affected by uncertainties and events or the threat or potential of one or more such events and developments in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs continues to exist. The United States has also recently engaged in armed conflict in the Middle East. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; the stability of global financial markets; and global economic conditions.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies were directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs continues to exist. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

REPURCHASE OFFERS; LIMITED LIQUIDITY. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline, pursuant to Rule 23c-3 under the Investment Company Act. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser or a Sub-Adviser would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

The repurchase of Shares by the Fund may be a taxable event for Shareholders. To the extent that the Fund employs investment leverage, repurchases of Shares will compound the adverse effects of leverage in a declining market. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the value of Shares that are tendered by Shareholders generally will be determined within fourteen (14) days after the repurchase offer terminates. Thus, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.”

BORROWING; USE OF LEVERAGE. The Fund may leverage its investments by “borrowing.” The use of leverage increases both risk of loss and profit potential. The Investment Adviser and/or Sub-Advisers may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) swap agreements or other derivative instruments, (iii) use of short sales, (iv) entering into reverse repurchase transactions, or (v) a combination of these methods. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount. The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Shareholders. See “CREDIT FACILITY; USE OF LEVERAGE”.

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Although the Investment Adviser follows a general policy of seeking to spread the Fund’s capital among multiple investment funds, the Investment Adviser may depart from such policy from time to time and one or more Investment Funds may be allocated a relatively large percentage of the Fund’s assets. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund and Underlying Managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to continue to be treated as a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a Shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund and certain Underlying Managers to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund and Underlying Managers may engage in derivative transactions could also limit or prevent the Fund or Underlying Managers from using certain instruments.

Similarly, the regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation relating to hedge fund managers, hedge funds and funds of hedge funds could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the private Underlying Funds or the Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Fund in order to seek to obtain higher returns.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Underlying Funds invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

CLOSED-END FUND RISK. The Fund may invest in Investment Funds that are closed-end investment companies registered under the Investment Company Act. The shares of many closed-end funds, after their initial public offering, frequently trade at a price-per-share that is less than the NAV per share, the difference representing the “market discount” of such shares. A relative lack of secondary market purchasers for closed-end fund shares may contribute to such shares trading at a discount , along with other factors. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares.

MULTI-MANAGER RISK. Fund performance is dependent upon the success of the Investment Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of its investment objective. The Fund’s performance will depend, in part, on the success of the Investment Adviser’s methodology in allocating the Fund’s assets to the Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers selected by the Investment Adviser may underperform the market generally or other sub-advisers that could have been selected for the Fund. The Sub-Advisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund. Because each Sub-Adviser makes investment decisions independently, it is possible that one or more Sub-Advisers may, at any time, take positions that may be opposite of positions taken by other Sub-Advisers or the Investment Adviser. In such cases, the Fund will incur brokerage and other transaction costs without accomplishing any net investment results. The Sub-Advisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. The multi-manager approach could increase the Fund’s portfolio turnover rates, which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, and higher broker commissions and other transaction costs.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

CYBERSECURITY RISK. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future. The foregoing cybersecurity risks are also applicable to Investment Funds and their service providers.

DISASTER RECOVERY AND DATA SECURITY. In managing the Fund, the Investment Adviser relies on information technology and data management systems which can fail or be subject to interruption or destruction caused by natural or man-made occurrences such as extreme weather, fires, earthquakes, power loss, telecommunications failures, terrorist attacks, hacking, break-ins, sabotage, intentional acts of destruction, vandalism, or similar events or misconduct. Any failure, interruption, or destruction of the Investment Adviser’s information technology systems or data could have a material adverse impact on the operations of the Investment Adviser and/or the Fund. In addition, a breach in the security of the Investment Adviser’s systems could result in the theft, disclosure, or loss of investor, proprietary, and other sensitive information relating to the Investment Adviser and/or the Fund, which in turn could lead to litigation in which the Fund could incur liability. The Investment Adviser has in place information security, incident response, backup, and disaster recovery procedures intended to prevent or mitigate damage if such an event occurs. However, a breach could nevertheless occur, and such procedures could fail or be insufficient to avoid, mitigate, or remedy the breach. Moreover, the ever-changing methods and technologies used to obtain unauthorized access to systems through means such as third-party acts, computer error, malicious code, employee error, or malfeasance often are not known until used against a potential target. Therefore, the Investment Adviser may be unable to anticipate the destructive or invasive methods and technologies that could be used against its systems or to implement adequate protections. The foregoing disaster recovery and data security risks are also applicable to the Sub-Advisers and to the Underlying Managers of Investment Funds.

RELIANCE ON KEY PERSONS RISK. The Fund relies on the services of certain executive officers who have relevant knowledge of alternative investment strategies and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

DEPENDENCE ON THE INVESTMENT ADVISER. The Investment Adviser has its discretion to make all investment decisions for the Fund and therefore the Investment Adviser is responsible for the selection of, and allocation and reallocation of the Fund’s assets among, the Fund’s investments. The Investment Adviser may hire (subject to the approval of the Fund's Board and, except as otherwise permitted under the terms of any applicable exemptive relief obtained from the SEC, or by rule or regulation, a majority of the outstanding voting securities of the Fund) and thereafter supervise the investment activities of one or more sub-advisers engaged to carry out the investment program of the Fund. The success of the Fund depends on the Investment Adviser’s ability to select and construct an appropriate investment portfolio. The Investment Adviser’s judgment may be incorrect, and subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized. Any loss or turnover of the Investment Adviser’s personnel responsible for making investment decisions may have a material adverse effect on the operations and performance of the Fund.

INVESTMENT-RELATED RISKS

GENERAL INVESTMENT-RELATED RISKS

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade policies, treaties and tariffs, and national and international political circumstances, armed conflict and war. These factors may affect the level and volatility of security prices and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in it suffering losses.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. See “Interest Rate Risk” for more information. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

CO-INVESTMENT RISK. Co-investments involve risks not present in investments where third-party co-investors are not involved, including the possibility that a third-party co-investor may at any time have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of the third-party co-investors. Furthermore, if a co-investor defaults on its funding obligations, the Fund may be required to make up the shortfall and/or be subject to other penalties under the terms of the applicable co-investment.

It may also be difficult for the Fund to sell or otherwise dispose its interests in a co-investment. If control over a co-investment is shared with another person, deadlocks could result which could delay the execution of the business plan for such investment, require the Fund to engage in a buy-sell of the venture with the co-investor or conduct the forced sale of such investment or otherwise adversely affect such investment’s returns or value. As a result, the Fund may be unable to fully realize its expected return on any such co-investment.

Although the Investment Adviser will monitor the performance of each co-investment made by the Fund, there can be no assurance that the Investment Adviser will be able to manage a co-investment successfully.

The Investment Company Act imposes significant limits on co-investments with affiliates of the Fund. The Investment Adviser and the Fund have obtained an exemptive order from the SEC that permits the Fund, including any Subsidiary, to participate in certain negotiated investments alongside affiliates of the Investment Adviser (the “Order”). The Order is subject to certain terms and conditions, including (i) opportunities are allocated fairly and equitably among the Funds and other affiliated funds; (ii) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned; and (iii) the transaction is in the best interests of the Fund. The Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Order. The Investment Adviser’s co-investment policy can be revised at any time without notice to, or consent from, the shareholders.

RELIANCE ON CO-INVESTMENT RISK. The Fund is subject to certain limitations relating to co-investments and joint transactions with affiliates, which, in certain circumstances, may limit the Fund’s ability to make investments or enter into other transactions alongside the Investment Adviser or Sub-Adviser’s other clients. The Fund and Investment Adviser have been granted an Order from the SEC that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Adviser or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions. Although the Fund and Investment Adviser have obtained the Order, the Fund could be limited in its ability to invest in certain investments in which the Investment Adviser or any of its affiliates are investing or are invested. Ultimately, an inability to receive the desired allocation to certain investments could represent a risk to the Fund’s ability to achieve the desired investment returns.

HIGHLY VOLATILE MARKETS. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts in which the Fund may be invested are influenced by, among other things, interest rates, the volatility of the underlying asset for the derivative contract, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any exchanges on which its positions trade or of the clearinghouses for those exchanges.

RISKS OF SECURITIES ACTIVITIES. The Fund will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Adviser and/or Sub-Advisers will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

COUNTERPARTY RISK. Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, a guarantee fund to which clearing members contribute, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions, including, because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, where the contract has the potential for uncapped or big losses of the Fund due to its terms, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS

In addition to the risks generally described in this Prospectus and the SAI, the following are some of the specific risks of the investment strategy:

UNDERLYING INVESTMENT FUND RISK. When the Fund invests in securities issued by an Investment Fund, it will bear its pro rata portion of the Investment Fund’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. An Investment Fund in which the Fund invests has its own investment risks, and those risks can affect the value of the Investment Fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of an Investment Fund will be achieved. An Investment Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Fund at a time that is unfavorable to the Fund. In addition, one Investment Fund may buy the same securities that another Investment Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Additionally, the shares of listed closed-end funds frequently trade at a discount to their NAV. There can be no assurance that the market discount on shares of any listed closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

PRIVATE INVESTMENT VEHICLE RISK.  The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, the Private Investment Vehicles in which the Fund invests are not subject to the provisions of the Investment Company Act. As an investor in a Private Investment Vehicles, the Fund would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of Private Investment Vehicles.

Investments in Private Investment Vehicles generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Vehicle when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Vehicle, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Vehicle except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Vehicle due to poor performance or other reasons.

The fees paid by Private Investment Vehicle to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Vehicle in addition to the management fees and other expenses paid by the Fund. By investing in Private Investment Vehicles indirectly through the Fund, an investor bears fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Private Investment Vehicle level. Each Private Investment Vehicle generally will be subject to a performance-based fee or allocation irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, a manager to a Private Investment Vehicle (“Investment Fund Manager”) with positive performance may receive performance-based compensation from the Private Investment Vehicle, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. Performance or incentive fees or allocations payable to Investment Fund Managers will vary depending on the structure and strategy of the relevant Private Investment Vehicle. The performance-based compensation received by an Investment Fund Manager also may create an incentive for that Investment Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

The success of the Fund depends in part upon the ability of the Investment Funds’ managers to develop and implement strategies that achieve their investment objectives. The Investment Adviser does not control the investments or operations of the Private Investment Vehicles. An Investment Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Investment Adviser and that involve risks that are not anticipated by the Investment Adviser. Some Investment Fund Managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Private Investment Vehicle. Furthermore, there is no guarantee that the information given to the Investment Adviser will not be fraudulent, inaccurate or incomplete. In addition, the Fund will typically have limited transparency with respect to the Private Investment Vehicles’ holdings, liquidity, and valuation practices, which may limit the ability of the Fund and its investors to accurately assess the risks or current value of such investments.

Private Investment Vehicles may target or concentrate their investments in particular markets, sectors or industries. As a result, the NAVs of such Private Investment Vehicles may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.

In addition, it is expected that the Fund will be able to make investments in particular Private Investment Vehicles only at certain times, and commitments to Private Investment Vehicles may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Private Investment Vehicles in cash equivalents, short-term securities or money market securities pending investment in Private Investment Vehicles. To the extent that the Fund’s assets are not invested in Private Investment Vehicles, the Fund may be unable to meet its investment objective.

GENERAL CREDIT RISKS. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. Neither the Investment Adviser nor the Sub-Advisers can guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, neither the Investment Adviser nor the Sub-Advisers can assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. In the event of a foreclosure, the liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss. The strategies utilized by the Investment Adviser and Sub-Advisers may require accurate and detailed credit analysis of issuers, and there can be no assurance that such analysis will be accurate or complete. Because the Fund may invest significantly in bank loans and participations, which may include covenant-lite loans, this risk will be substantial for the Fund. Credit risk is also greater to the extent that the Fund uses leverage or derivatives in connection with the management of the Fund. In addition, the alternative credit instruments in which the Fund invests may have varying degrees of credit risk. There can be no assurance that payments due on underlying alternative credit investments will be made. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

ALTERNATIVE CREDIT RISKS. The Fund may invest in a wide range of credit instruments across the residential, commercial, corporate, consumer debt and specialty finance markets globally, which may involve significant risks. These instruments are often illiquid, complex, and subject to limited public information, making them difficult to value and trade. The Fund's investments in direct lending and specialty finance expose it to borrower-specific risks, including default, fraud, and operational failure. Investors should be aware that alternative credit strategies may experience greater volatility, longer recovery periods, and lower transparency compared to traditional fixed income investments. The Investment Adviser and Sub-Advisers employ a rigorous underwriting and monitoring process, but there is no assurance that these measures will prevent losses or mitigate risks during adverse market or other conditions.

BONDS AND OTHER FIXED INCOME SECURITIES. The Fund may invest in bonds and other fixed-income securities, both U.S. and non-U.S., and may take short positions in these securities. The Fund will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; U.S. Government securities or debt securities issued or guaranteed by a non-U.S. Government; municipal securities; and mortgage- and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

STRUCTURED PRODUCTS. The CLOs and other CDOs in which the Fund may invest are structured products. Holders of structured products bear risks of the underlying assets and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.

Certain structured products may be thinly traded or have a limited trading market. Structured products are typically privately offered and sold. As a result, investments in structured products may be characterized by the Fund as illiquid securities. In addition to the general risks associated with fixed-income securities, structured products carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in structured products are subordinate to other classes or tranches thereof; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) a forced “fire sale” liquidation may occur due to technical defaults such as coverage test failures and (vi) the manager of the CLO or CDO may perform poorly.

ADDITIONAL RISKS OF ASSET-BACKED SECURITIES, AND CDOS. Asset-backed securities and CDOs are created by the grouping of certain governmental, government related and private loans, receivables and other non-mortgage lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities.

Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in asset-backed securities and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, asset-backed securities and CDOs can be subject to higher prepayment risks than most other types of debt instruments.

Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

The credit characteristics of asset-backed securities and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

COLLATERALIZED LOAN OBLIGATIONS AND COLLATERALIZED DEBT OBLIGATIONS. The Fund may invest in CLOs and CDOs. CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a SPV to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in CLOs and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, CLOs and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the Shareholders. The credit characteristics of CLOs and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most CLOs and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. The Fund’s investments in (i) CLOs, (ii) CDOs, and (iii) warehouses, which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles, in each case structured as 3(c)(1) or 3(c)(7).

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes with the issuer or unexpected investment results; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CDO may perform poorly.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISKS. The price paid by the Fund for asset-backed securities, including CLOs, the yield the Fund expects to receive from such securities, and the average life of such securities, are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Investment Adviser or Sub-Advisers to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. Mortgage-backed securities may be issued by governments or their agencies and instrumentalities, such as, in the United States, Ginnie Mae, Fannie Mae and Freddie Mac. They may also be issued by private issuers but represent an interest in or are collateralized by pass-through securities issued or guaranteed by a government or one of its agencies or instrumentalities. Moreover, mortgage-backed securities may be issued by private issuers and be collateralized by securities without a government guarantee. Such securities usually have some form of private credit enhancement. The risk of loss due to default on private mortgage-backed securities is historically higher because neither the U.S. Government nor an agency or instrumentality have guaranteed them. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Government entities, private insurance companies or the private mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage-backed security meets the Fund’s quality standards. The Fund may buy mortgage-backed securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the Investment Adviser determines that the securities meet the Fund's quality standards. Private mortgage-backed securities whose underlying assets are neither U.S. Government securities nor U.S. Government- insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, the Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

Pools created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Notwithstanding that such pools may be supported by various forms of private insurance or guarantees, there can be no assurance that the private insurers or guarantors will be able to meet their obligations under the insurance policies or guarantee arrangements. The Fund may invest in private mortgage pass-through securities without such insurance or guarantees. Any mortgage-backed securities that are issued by private issuers are likely to have some exposure to subprime loans as well as to the mortgage and credit markets generally. In addition, such securities are not subject to the underwriting requirements for the underlying mortgages that would generally apply to securities that have a government or government-sponsored entity guarantee, thereby increasing their credit risk. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

CLOSED-END FUND RISK. The Fund may invest in Investment Funds that are closed-end investment companies registered under the Investment Company Act. The shares of many listed closed-end funds, after their initial public offering, frequently trade at a price-per-share that is less than the NAV per share, the difference representing the “market discount” of such shares. A relative lack of secondary market purchasers for closed-end fund shares also may contribute to such shares trading at a market discount.

REIT RISKS. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Additionally, private REITs are not traded on a national securities exchange. As such, these products are generally illiquid. This may reduce the ability of the Fund to redeem its privately traded REIT investment at a time favorable to the Fund. Privately traded REITs are also generally harder to value and may bear higher fees than public REITs.

BANK DEBT TRANSACTIONS. The Fund may invest in bank loans and participations, including first-lien, second-lien and unitranche loans. Bank loans are generally debt instruments that are secured by the assets of a borrower. Investing in bank loans involves risks that are additional to, and different from, those relating to investments in other types of debt and fixed-income securities. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Successful claims in respect of such matters may reduce the cash flow and/or market value of the Fund’s investment.

RATING AGENCIES RISK. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

DEFAULT RISK. The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrowers underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

A portion of the loans in which the Fund may invest may not be guaranteed or insured by a third party and may not be backed by any governmental authority. The Fund may need to rely on the collection efforts of third parties, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to contact a borrower about a loan, and may not be able to pursue borrowers to collect payment under loans. To the extent a loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the loans. Loans are credit obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its loans and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan. To the extent borrowers incur other indebtedness that is secured, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loans or it may impair a third party’s ability to collect, on behalf of the Fund, on the loan upon default. To the extent that a loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying a loan facilitated through a direct lending platform because the borrowers have no collateral at risk. The Fund will generally not be made aware of any additional debt incurred by a borrower or whether such debt is secured.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s liability on its loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors will receive only a fraction of any amount outstanding on the loan, if anything.

UNITRANCHE LOANS RISK. The Fund may invest in unitranche loans, which are loans that combine both senior and subordinated debt, generally in a first-lien position. Because unitranche loans combine characteristics of senior and subordinated debt, they have risks similar to the risks associated with secured debt and subordinated debt according to the combination of loan characteristics of the unitranche loan. Unitranche loans generally allow the borrower to make a large lump sum payment of principal at the end of the loan term and there is a heightened risk of loss if the borrower is unable to pay the lump sum or refinance the amount owed at maturity.

SECURED AND FIRST-LIEN LOAN RISK. The Fund may invest in secured bank loans and participations, which include first-lien instruments. Secured debt in many instances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trader creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon market conditions. Additionally, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. In some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a borrower’s financial condition and prospects may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment should the Fund be forced to enforce its remedies.

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed-income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed-income securities, convertible securities and REITs owned by the Fund. To the extent that the cash flow from a fixed-income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed-income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate such as the Secured Overnight Financial Rate Data (“SOFR”), may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The risks associated with changing interest rates are heightened under current market conditions given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future.

To the extent the Fund or an Investment Fund borrows money to finance its investments, the Fund’s or an Investment Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Investment Fund’s financial condition and results of operations. It is possible that interest rates may increase rapidly in the future.

In addition, a decline in the prices of the debt the Fund or an Investment Fund owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or an Investment Fund invests to service debt, which could materially impact the Fund or an Investment Fund in which the Fund may invest, thus impacting the Fund.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund (if any). Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

SOFR RISK. The Secured Overnight Financial Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

INTERVAL FUND RISK. The Fund is operated as an interval fund under Rule 23c-3 of the Investment Company Act. As an interval fund, the Fund has adopted a fundamental policy to conduct quarterly repurchase offers for at least 5% and up to 25% of the outstanding Shares at NAV, subject to certain conditions described herein (the “repurchase policy”), unless such offer is suspended or postponed in accordance with regulatory requirements. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.” Although the repurchase policy permits repurchases of between 5% and 25% of the Fund’s outstanding Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund will not otherwise be required to repurchase or redeem Shares at the option of a Shareholder. It is possible that a repurchase offer may be oversubscribed, in which case Shareholders may only have a portion of their Shares repurchased. If the number of Shares tendered for repurchase in any repurchase offer exceeds the number of Shares that the Fund has offered to repurchase, the Fund will repurchase Shares on a pro-rata basis or may, but is not required to, increase the number of Shares to be repurchased in an additional amount not to exceed 2.0% of the outstanding Shares of the Fund (subject to certain additional exceptions discussed below under “OFFERS TO REPURCHASE”).

Limited liquidity is provided to Shareholders only through the Fund’s quarterly Repurchase Offers for no less than 5% of the Shares outstanding nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that Shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be oversubscribed. In the event of oversubscription, the Fund may repurchase shares on a pro rata basis. Because of the potential for proration, some Shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Trustees, as permitted by the Investment Company Act and other laws. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.”

PRIVATE EQUITY INVESTMENTS. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund Manager. The investments held by private equity funds and by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

LIQUIDITY CONSTRAINTS OF INVESTMENT FUNDS. Since the Fund may make additional investments in or affect withdrawals from an Investment Fund only at certain times pursuant to limitations set forth in the governing documents of the Investment Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Investment Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in an Investment Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders. Some Investment Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in such an Investment Fund, it may receive securities that are illiquid or difficult to value. In these circumstances, the Investment Adviser or Sub-Advisers may choose to hold these securities or to seek to dispose of these securities in a manner that is in the best interests of the Fund. Limitations on the Fund’s ability to withdraw its assets from Investment Funds may, as a result, limit the Fund’s ability to repurchase Shares. For example, some Investment Funds may impose lock-up periods prior to allowing withdrawals, which can be for up to two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually. It is possible that, from time to time, a source of funds to repurchase Shares may be withdrawals from Investment Funds, the application of these lock-ups and other withdrawal limitations, such as gates or suspension provisions, may limit the Fund’s ability to tender its Shares for repurchase.

LOW CREDIT QUALITY SECURITIES. The Fund is permitted to invest in particularly risky investments that also may offer the potential for correspondingly high returns. As a result, the Fund may lose all or substantially all of its investment in any particular instance. There is no minimum credit standard as a prerequisite to an investment in any security. Debt securities, including bank loans and participations, may be less than investment grade and may be considered to be “junk bonds” or be distressed or “special situations” with heightened risk of loss and/or liquidity. “Junk bonds” are considered by the rating agencies to be predominately speculative and may involve major risk exposures such as: (i) vulnerability to economic downturns and changes in interest rates; (ii) sensitivity to adverse economic changes and corporate developments; (iii) redemption or call provisions that may be exercised at inopportune times; and (iv) difficulty in accurately valuing or disposing of such securities. Such securities may rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of whose debt securities may be secured by substantially all of the issuer’s assets. Moreover, the Fund may invest in securities that are not protected by financial covenants or limitations on additional indebtedness.

SUBORDINATED AND SECOND-LIEN LOANS. The Fund may invest in secured subordinated loans, including second-lien loans. Second-lien loans are generally second in line in terms of repayment priority. A second-lien loan may have a claim on the same collateral pool as the first-lien or it may be secured by a separate set of assets. Second-lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third- or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market, liquidity, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower.

SECURITIES BELIEVED TO BE UNDERVALUED OR INCORRECTLY VALUED. Securities that the Investment Adviser and/or Sub-Advisers believe are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Investment Adviser and/or Sub-Advisers anticipate. As a result, the Fund may lose all or substantially all of its investment in such a security.

LACK OF OPERATING HISTORY OF INVESTMENT FUNDS. Certain Investment Funds may be newly formed entities that have no operating histories. In such cases, the Investment Adviser and Sub-Advisers may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Investment Fund. Although the Investment Adviser and Sub-Advisers and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Adviser’s and Sub-Advisers’ assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

MULTIPLE LEVELS OF FEES AND EXPENSES. Although in many cases investor access to the Investment Funds may be limited or unavailable, an investor who meets the conditions imposed by an Investment Fund may be able to invest directly with the Investment Fund. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees and may indirectly bear performance-based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Investment Adviser, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Investment Fund directly. Some Investment Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, an Underlying Manager to certain Investment Funds with positive performance may receive performance-based compensation from the Investment Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the Investment Funds will range from 0% to 2.85% (annualized) of the average NAV of the Fund’s investment. In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 0% to 30% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

UNDERLYING MANAGERS INVEST INDEPENDENTLY. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Investment Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Investment Funds selected by the Investment Adviser or Sub-Advisers may be competing with each other for the same positions in one or more markets. To the extent that the Investment Funds do, in fact, hold the same positions, the Fund’s portfolio, considered as a whole, may experience magnified gain or loss corresponding with the same position held by each Investment Fund and incur additional fees and expenses in connection with the same position.

LACK OF CONTROL OVER UNDERLYING MANAGERS. The Fund will invest in Investment Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Investment Adviser or Sub-Advisers will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective. The Investment Adviser or Sub-Advisers may be constrained by the withdrawal limitations imposed by Investment Funds, which may restrict the Fund’s ability to terminate investments in Investment Funds that are performing poorly or have otherwise had adverse changes. The Investment Adviser or Sub-Advisers will be dependent on information provided by the Investment Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Investment Adviser’s or Sub-Advisers’ ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its net asset value accurately. By investing in the Fund, a Shareholder will not be deemed to be an investor in any Investment Fund and will not have the ability to exercise any rights attributable to an investor in any such Investment Fund related to their investment.

VALUATION OF INVESTMENT FUNDS. Although the Investment Adviser and/or Sub-Advisers, as part of their review of potential Investment Funds, review the valuation procedures used by all Underlying Managers, none of the Investment Adviser, Sub-Advisers or the Administrator can generally confirm or review the accuracy of valuations provided by Investment Funds or their administrators. Further, the Distributor does not have any responsibility or obligation to verify the valuation determinations made for the Fund’s investments, including valuation determinations with respect to the Investment Funds. An Underlying Manager to an Investment Fund may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation. If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Adviser or Sub-Advisers generally will consider whether the Investment Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in an Investment Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Adviser may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Investment Funds are completed. Promoting transparency and receiving necessary information from Investment Funds, especially Private Investment Vehicles, may possibly be an impediment to monitoring the performance of such Investment Funds on a regular basis.

VALUATION ADJUSTMENTS IN INVESTMENT FUNDS. The Fund calculates its NAV on a daily basis using the periodic valuations provided by the fund managers. However, it’s important to note that these valuations may not capture market changes or other events that take place after the end of the reporting period. The Fund will adjust the valuation of its holdings in investment funds to account for such events, in accordance with its valuation policies. However, it is important to note that there is no guarantee that the Fund will accurately determine the fair value of these investments. Furthermore, it is possible that the valuations reported by the fund managers may be subject to subsequent adjustments or revisions. Since such adjustments or revisions to the NAV of the Fund are based on information available only at the time of the adjustment or revision, they may not impact the amount of repurchase proceeds received by Shareholders who had their Shares repurchased before these adjustments occurred. Consequently, if the subsequent adjusted valuations from the fund managers or revisions to the NAV of an investment fund have an adverse impact on the Fund’s NAV, the remaining outstanding Shares may be negatively affected due to prior repurchases. This may result in a potential benefit for Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Contrarily, any increases in the NAV resulting from such subsequent adjustments may exclusively benefit the outstanding Shares, potentially disadvantaging Shareholders who had previously had their Shares repurchased at a NAV lower than the adjusted amount. These principles also extend to the purchase of Shares, meaning that new Shareholders may be similarly affected.

INDEMNIFICATION OF INVESTMENT FUNDS. The Underlying Managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Investment Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act of 1933, as amended, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Investment Funds.

ILLIQUID PORTFOLIO INVESTMENTS. The Fund may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The Fund may make investments that may become less liquid in response to market developments or geopolitical events such as sanctions, trading halts or wars, or adverse investor perceptions. The market prices, if any, for such securities tend to be volatile and the Fund may not be able to sell them when the Investment Adviser or a Sub-Adviser desires to do so or to realize what the Investment Adviser or a Sub-Adviser perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

RISKS RELATING TO SECONDARY INVESTMENTS. The Fund may, on occasion, acquire loans in the secondary market. In many cases, the economic, financial and other information available to and used by the Investment Adviser in selecting and structuring such secondary investments may be incomplete or unreliable. Valuations of secondary investments may be difficult since there generally will be no established market for such interests. The Fund may not have the opportunity to negotiate the terms of secondary investments, including any special rights and privileges. Moreover, the purchase price of secondary investments will be subject to negotiation with the sellers of such interests and may, in certain cases, include the Fund’s assumption of certain contingent liabilities resulting from activity that transpired prior to the secondary investment. The overall performance of a secondary investment will depend in part on the accuracy of the information available to the Investment Adviser, the acquisition price paid by the Fund for such secondary investment and the structure of such acquisitions and the Fund’s ultimate exposure to any assumed liabilities.

The Fund may have the opportunity to acquire a portfolio of secondary investments from a seller on an “all or nothing” basis. Certain secondary investments in such a portfolio may be less attractive than others, and certain of the sponsors of such secondary investments may be more familiar to the Investment Adviser than others or may be more experienced or highly regarded than others. It may not be possible for the Fund to carve out from such purchases those investments which the Investment Adviser considers less attractive for commercial, tax, legal or other reasons.

Sellers in certain secondary market transactions might require that the Investment Adviser complete its investment analysis and come to a decision within a relatively short time. In such cases, the information available at the time of an investment decision may be limited, and the Investment Adviser may not have access to the detailed information necessary for a thorough evaluation of the investment opportunity.

EXCHANGE-TRADED FUND RISK. The Fund’s investments in exchange-traded funds (“ETFs”) are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. The ETFs in which the Fund may invest that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs are actively managed ETFs (i.e., they do not track a particular benchmark), which are subject to active management risk and may trade below their NAV. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. There is a risk that ETFs may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Additionally, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, such ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. In addition, certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

VALUATION RISK. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments, including bank loans and participations, privately traded REITs and Private Investment Vehicles, to trade. Similarly, investments held by an Investment Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of certain of the Fund’s investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and real estate markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such instruments carried on the Fund’s books.

When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Fund’s Valuation Designee, through its Valuation Committee, values such investments at fair value as determined pursuant to the Valuation Procedures approved by the Board. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain of the Fund’s investments including, in particular, the Investment Funds. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund.

Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

VALUATION SUBJECT TO ADJUSTMENT. The valuations reported by Private Investment Vehicles, based upon which the Fund determines its NAV and NAV per Share, may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Private Investment Vehicles may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Private Investment Vehicles or revisions to the NAV of a Private Investment Vehicle adversely affect the Fund’s NAV, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

“COVENANT-LITE” LOANS RISK. Although most of the Fund’s loan investments are expected to include both incurrence and maintenance-based covenants, there may be instances in which the Fund invests in covenant-lite loans, which means the obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the Fund’s ability to reprice credit risk associated with the issuer and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s revenues, net income and NAV.

MERGER ARBITRAGE AND SPECIAL SITUATIONS. Merger arbitrage and special situation strategies involve the purchase and sale of securities of companies involved in corporate reorganizations and business combinations, such as mergers, exchange offers, cash tender offers, spin-offs, leveraged buy-outs, restructurings and liquidations. Such strategies require an assessment of the likelihood of consummation of the proposed transaction, and an evaluation of the potential profits involved. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as the Investment Adviser and/or Sub-Advisers had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the security in respect of which such distribution was made. The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including: (i) opposition of the management or stockholders of the target company, which will often result in litigation to enjoin the proposed transaction; (ii) intervention of a federal or state regulatory agency; (iii) efforts by the target company to pursue a “defensive” strategy, including a merger with, or a friendly tender offer by, a company other than the offeror; (iv) in the case of a merger, failure to obtain the necessary stockholder approvals; (v) market conditions resulting in material changes in securities prices; (vi) compliance with any applicable federal or state securities laws; and (vii) inability to obtain adequate financing.

A major stock market correction may result in the widening of arbitrage spreads generally and in the termination of some merger and acquisition (“M&A”) transactions. In the event of such a correction, to the extent the portfolios contain stock-for-stock transactions, short positions held by the Fund in acquiring companies are anticipated to provide a significant but not complete offset to the potential losses on long positions held by the Fund in target companies. A major stock market correction, and/or unforeseen global events, may also adversely affect the number and frequency of publicly announced M&A transactions available for investment by the Fund.

EQUITY SECURITIES. The Fund’s investments may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. The Fund also may invest in depositary receipts relating to non-U.S. securities, which are subject to the risks affecting investments in foreign issuers discussed under “NON-U.S. INVESTMENTS” below. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

DERIVATIVE INSTRUMENTS. The Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. The price and value of derivatives can be negatively affected by a number of factors, including general market volatility, the volatility of the assets or financial indicators underlying the derivative, market demand and supply, interest rates, foreign currency exchange rates, index prices, commodity prices, equity prices, prices in the exchange-traded and cleared derivatives markets, investor perception and other political or economic factors. Since derivatives are linked to one or multiple underlying interests, the price or value of the derivatives may also be subject to considerable fluctuations due to the risks associated with the underlying interest. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Adviser and/or Sub-Advisers to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

The derivative instruments and techniques that the Fund may principally use include:

●	Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

●	Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

●	Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect. The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the Investment Company Act and applicable SEC interpretations and guidance from time to time.

SMALL CAPITALIZATION ISSUERS. The Fund may invest in smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, as these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

DISTRESSED SECURITIES. Certain of the companies in whose securities the Fund may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These may also be securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the Investment Adviser of equivalent quality. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic factors affecting a particular industry or specific developments within the companies. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.

In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

PURCHASING INITIAL PUBLIC OFFERINGS. The Fund may purchase securities of companies in initial public offerings (“IPOs”) or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or near-term prospects of achieving revenues or operating income. Further, when the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

PAYMENT IN-KIND FOR REPURCHASED SHARES. The Fund does not expect to, but has the right to, distribute securities as payment for repurchased Shares in unusual circumstances, such as in the unlikely event that making a cash payment would result in a material adverse effect on the Fund or on Shareholders not requesting that their Shares be repurchased. In the event that the Fund makes such a distribution of securities as payment for Shares, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs to dispose of such securities.

EXTENSION RISK. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

PREPAYMENT RISK. When interest rates decline, fixed-income securities and bank loans and participations with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

SHORT POSITIONS. In short selling, the Fund will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes. The Investment Adviser and/or the Sub-Advisers may from time to time engage in short sales for the Fund in an approach known as “pairs trading,” where the Fund combines a long position in a particular security with a short position in a similar security in the same or related industry or sector. Pairs trading may be undertaken for speculative and/or hedging purposes and may be weighted toward either the long or short side of the position. The Investment Adviser and/or the Sub-Advisers may from time to time also make short sales “against the box”, where the Fund retains a long position in the same security. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited. At any particular time, the Fund’s portfolio overall may be “net long” (i.e., the value of long positions, at cost, will be greater than the net exposure on short positions) or “net short” (net exposure on short positions will be greater than the value of long positions).

NON-U.S. INVESTMENTS. It is expected that some Investment Funds will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by reduced levels of governmental exchange control regulations; foreign withholding taxes; reduced liquidity in foreign markets; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; other jurisdictions imposing restrictions on investments; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Investment Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Advisers’ ability to evaluate local companies or their potential impact on the Fund's performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

The Fund and Investment Funds may invest directly or indirectly from time to time in European companies and assets, including issuers located in the United Kingdom (the “UK”). In June 2016, the UK voted in a referendum to leave the European Union (“EU”). The UK’s departure from the EU, known as “Brexit,” has affected the value and exchange rate of the euro and may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. Brexit may have adverse effects on asset valuations and the renegotiation of current trade agreements and may result in an increase in financial regulation of UK banks. Any market disruption in the EU and globally as a result of Brexit may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve their investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. The Fund may enter into repurchase and reverse repurchase agreements. When the Fund enters into a repurchase agreement, it “sells” securities to a broker-dealer or financial institution, and agrees to repurchase such securities on a mutually agreed date for the price paid by the broker-dealer or financial institution, plus interest at a negotiated rate. In a reverse repurchase transaction, the Fund “buys” securities issued from a broker-dealer or financial institution, subject to the obligation of the broker-dealer or financial institution to repurchase such securities at the price paid by the Fund, plus interest at a negotiated rate. The use of repurchase and reverse repurchase agreements by the Fund involves certain risks. For example, if the seller of securities to the Fund under a reverse repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. It is possible, in a bankruptcy or liquidation scenario, that the Fund may not be able to substantiate its interest in the underlying securities. Finally, if a seller defaults on its obligation to repurchase securities under a reverse repurchase agreement, the Fund may suffer a loss to the extent that it is forced to liquidate its position in the market, and proceeds from the sale of the underlying securities are less than the repurchase price agreed to by the defaulting seller. Similar elements of risk arise in the event of the bankruptcy or insolvency of the buyer.

CAYMAN SUBSIDIARY INVESTMENT RISK. The Fund may make investments through the Cayman Subsidiary. By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The investments held by the Cayman Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus.

The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Cayman Subsidiary, making it unlikely that the Cayman Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Cayman Subsidiary, and the Fund's role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Cayman Subsidiary to operate as described in this Prospectus and in the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

The Cayman Subsidiary will be disregarded as an entity separate from the Fund for U.S. federal income tax purposes. Accordingly, the assets and activities of the Cayman Subsidiary, as well as its income, gain, loss and deduction, will be directly attributed to the Fund. If the Cayman Subsidiary earns income that is not qualifying income, the Fund will be treated as earning income that is not qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes.

NO REGISTRATION OF CERTAIN INVESTMENT FUNDS. Some Investment Funds may not be registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, might not apply to an investment in these Investment Funds. In addition, these Investment Funds may not be obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser and Sub-Advisers to monitor whether holdings of these Investment Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many of these Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many of these Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the Investment Company Act. Under one provision of the Investment Company Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, and in business development companies (“BDCs”) in excess of the statutory limits imposed by the Investment Company Act in reliance on Rule 12d1-4 under the Investment Company Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, Private Investment Vehicle and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, Private Investment Vehicle and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC.

RIGHTS AND WARRANTS. The Fund may invest in rights and warrants. Rights (sometimes referred to as “subscription rights”) and warrants may be purchased separately or may be received as part of a distribution in respect of, or may be attached to, other securities that the Fund has purchased. Rights and warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the rights or warrants, or a related company, at a fixed price either on a date certain or during a set period. Typically, rights have a relatively short term (e.g., two to four weeks), whereas warrants can have much longer terms. At the time of issue, the cost of a right or warrant is substantially less than the cost of the underlying security itself.

Particularly in the case of warrants, price movements in the underlying security are generally magnified in the price movements of the warrant. This effect would enable the Fund to gain exposure to the underlying security with a relatively low capital investment but increases the Fund’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant, which may result in losses to the Fund. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

CREDIT DEFAULT SWAPS. The Fund may enter into credit default swaps. Under these instruments, the Fund will usually have a contractual relationship only with the counterparty of such credit default swaps and not the issuer of the obligation (the “Reference Obligation”) subject to the credit default swap (the “Reference Obligor”). The Fund will have no direct rights or recourse against the Reference Obligor with respect to the terms of the Reference Obligation nor any rights of set-off against the Reference Obligor, nor any voting rights with respect to the Reference Obligation. The Fund will not directly benefit from the collateral supporting the Reference Obligation and will not have the benefit of the remedies that would normally be available to a holder of such Reference Obligation. In addition, in the event of the insolvency of the credit default swap counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the Reference Obligation. Consequently, the Fund will be subject to the credit risk of the counterparty and in the event the Fund will be selling credit default swaps, the Fund will also be subject to the credit risk of the Reference Obligor. As a result, concentrations of credit default swaps in any one counterparty expose the Fund to risk with respect to defaults by such counterparty.

FOREIGN CURRENCY TRANSACTIONS. The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Investment Adviser’s and/or Sub-Advisers’ success in these transactions will depend principally on their ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Investment Adviser and/or Sub-Advisers anticipate purchasing or selling a non-U.S. security. This technique would allow the Investment Adviser and/or Sub-Advisers to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Investment Adviser or a Sub-Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. The Fund is not required to hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

CONVERTIBLE SECURITIES RISK. Convertible securities have characteristics of both equity and fixed-income securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions. In particular, when interest rates rise, fixed-income securities will decline in value. Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. Lower quality convertible securities, also known as “junk bonds,” involve greater risk of default or price changes due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default.

U.S. GOVERNMENT SECURITIES. Some obligations issued or guaranteed by U.S. Government agencies, instrumentalities or U.S. Government sponsored enterprises (“GSEs”), including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

LEGISLATION AND REGULATORY RISK. At any time after the date of this Prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on the assets in which the Fund invests. Legislation or regulation may also change the way in which the Fund is regulated. New or amended regulations may be imposed by the Commodity Futures Trading Commission, the Securities and Exchange Commission (“SEC”), the Federal Reserve or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental authorities or self-regulatory organizations.

INVESTMENT AND MARKET RISK. An investment in the Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Accordingly, an investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

PRIVATELY PLACED SECURITIES. An Investment Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for an Underlying Manager to fully evaluate the risks of investing in such securities and, as a result, place the Fund’s assets at greater risk of loss than if the Underlying Manager had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non- exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

COMPLEXITY OF QUANTITATIVE TRADING STRATEGIES; RELIANCE ON TECHNOLOGY. Many of the investments that the Investment Adviser and/or Sub-Advisers are expected to trade on behalf of the Fund, and many of the trading strategies that the Investment Adviser and/or Sub-Advisers are expected to execute on behalf of the Fund, are highly complex. In certain cases, the successful application of a particular trading strategy may require relatively sophisticated mathematical calculations and relatively complex computer programs.

TECHNOLOGICAL ADVANCEMENTS RISK. The development and increased reliance on certain technologies, including artificial intelligence and machine learning algorithms (“AI”), may adversely impact markets and the overall performance of a Fund’s investments. For example, issuers in which a Fund may invest may focus their business on AI-related products and/or services and utilize AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, and legal liability, and/or an adverse effect on an issuer’s business operations. In addition, the increased regulation of AI, including related to information privacy, data protection and intellectual property, may significantly impact the economy and/or the issuers in which a Fund invests.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful or that the Fund will achieve its investment objective.

Effects of Leverage [Text Block]

EFFECTS OF LEVERAGE

Assuming the use of leverage in the amount of 5% of the Fund’s net assets and an annual interest rate on leverage of 5.72% payable on such leverage based on estimated market interest rates as of the date of this Prospectus, the additional income that the Fund must earn (net of estimated expenses related to leverage) in order to cover such interest payments is 0.29%. The Fund’s actual cost of leverage will be based on market interest rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage maybe higher or lower than that assumed in the previous example.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 5% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 5.72%. The table does not reflect any offering costs of Shares.

Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-10.79%	-5.54%	-0.29%	4.96%	10.21%

Total return is composed of two elements - the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Shareholders when portfolio return is positive or greater than the costs of leverage and decreases return when the portfolio return is negative or less than the costs of leverage.

Annual Interest Rate [Percent]		5.72%
Effects of Leverage [Table Text Block]
Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-10.79%	-5.54%	-0.29%	4.96%	10.21%

Return at Minus Ten [Percent]		(10.79%)
Return at Minus Five [Percent]		(5.54%)
Return at Zero [Percent]		(0.29%)
Return at Plus Five [Percent]		4.96%
Return at Plus Ten [Percent]		10.21%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 5% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 5.72%. The table does not reflect any offering costs of Shares.

No Public Trading [Text Block]		There is no public market for the Shares and none is expected to develop.
No Trading History [Text Block]		The Fund does not list its Shares on a stock exchange or similar market.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The beneficial interest in the Fund is divided into an unlimited number of Shares. Each Share has a par value of $0.001. All Shares issued are fully paid and nonassessable. The Fund is authorized to offer two separate classes of Shares designated as Class A Shares and Class I Shares. All Shares of each class represent an equal proportionate interest in the assets of the Fund (subject to the liabilities belonging to that class), and each Share of any class is equal to each other Share of that class. While the Fund presently offers the Class I Shares and the Class A Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of Class A Shares and Class I Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and NAVs resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) any sales load structure; and (7) any conversion features, as permitted under the Investment Company Act. Shares are deemed to be personal property giving only the rights provided in the Declaration of Trust. Shareholders have no preemptive or other similar rights to subscribe to any additional Shares or other securities issued by the Fund. There is no cumulative voting in the election of Trustees. Shareholders are not personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Fund. The Trustees have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay. The Fund’s repurchase offers will be made to all of its classes of Shares at the same time, in the same proportional amounts and on the same terms, except for differences in NAVs resulting from differences in fees under a distribution and/or service plan or in class expenses.

PURCHASING SHARES

PURCHASE TERMS

The minimum initial investment in Class A Shares by any investor is $1,000 and the minimum initial investment in Class I Shares by any investor is $1,000. The minimum additional investment in the Fund by any Shareholder is $1,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Adviser or its affiliates and their immediate family members without being subject to the minimum investment requirements. The Shares were initially issued at $25.00 per share. Thereafter the purchase price for each class of Shares is based on the NAV per Share of that Class as of the date such Shares are purchased.

Class A Shares are sold at the public offering price, which is the NAV plus an initial maximum sales charge, which varies with the amount you invest as shown in the following chart. This means that part of your investment in the Fund will be used to pay the sales charge.

Class A Shares - Sales Charge Schedule

Your Investment	Front-End Sales Charge as a % of Offering Price*	Front-End Sales Charge as a % of Net Investment	Dealer Reallowance as a % of Offering Price
Up to $24,999	4.50%	4.71%	3.75%
$25,000 - $49,999	3.50%	3.63%	2.75%
$50,000 - $99,999	2.50%	2.56%	2.00%
$100,000 - $249,999	2.00%	2.04%	1.50%
$250,000 or more	None **	None **	None **

* The offering price includes the sales charge.

** There is no initial sales charge on purchases of Class A Shares in an account or accounts with an accumulated value of $250,000 or more, but a CDSC of 1.25% will be imposed to the extent a finder’s fee was paid in the event of certain redemptions within 12 months of the date of purchase.

Class I Shares are not subject to any initial sales charge.

Shares are generally offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

The Fund has authorized one or more brokers to receive on its behalf purchase orders. Such brokers are authorized to designate other intermediaries to receive purchase orders on the Fund's behalf. The Fund will be deemed to have received a purchase order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee.

Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Orders will be priced at the appropriate price next computed after the order is received by the Administrator. The Fund reserves the right, in its sole discretion, to accept or reject any subscription to purchase Shares in the Fund at any time. In the event that cleared funds and/or a properly completed investor application are not received from a prospective investor prior to the cut-off times pertaining to a particular offering, the Fund may hold the relevant funds and investor application for processing in the next offering.

In general, an investment will be accepted if a completed investor application and funds are received in good order. The Fund reserves the right to reject, in its sole discretion, any request to purchase Shares in the Fund at any time.

CLASS A SHARES PURCHASE PROGRAMS

Eligible purchasers of Class A Shares may be entitled to reduced or waived sales charges through certain purchase programs offered by the Fund.

Quantity Discounts. You may be able to lower your Class A sales charges if:

●	you assure the Fund in writing that you intend to invest at least $25,000 in Class A Shares over the next 13 months in exchange for a reduced sales charge (“Letter of Intent”) (see below); or

●	the amount of Class A Shares you already own in the Fund plus the amount you intend to invest in Class A Shares is at least $25,000 (“Cumulative Discount”).

By signing a Letter of Intent you can purchase Shares at a lower sales charge level. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period as stated in the Letter of Intent. Any Shares purchased within 90 days prior to the date you sign the Letter of Intent may be used as credit toward completion of the stated amount, but the reduced sales charge will only apply to new purchases made on or after the date of the Letter of Intent. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter of Intent. Shares equal to 4.50% of the amount stated in the Letter of Intent will be held in escrow during the 13-month period. If, at the end of the period, the total net amount invested is less than the amount stated in the Letter of Intent, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual net amounts invested had the Letter of Intent not been in effect. This amount will be obtained from redemption of the escrowed Shares. Any remaining escrowed Shares after payment to the Fund of the difference in applicable sales charges will be released to you. If you establish a Letter of Intent with the Fund, you can aggregate your accounts as well as the accounts of your immediate family members. You will need to provide written instructions with respect to the other accounts whose purchases should be considered in fulfillment of the Letter of Intent.

The Letter of Intent and Cumulative Discount are intended to let you combine investments made at other times for purposes of calculating your present sales charge. Any time you can use any of these quantity discounts to “move” your investment into a lower sales charge level, it is generally beneficial for you to do so.

For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family members (i.e., your spouse or domestic partner and your children or stepchildren age 21 or younger) may aggregate your investments in the Fund. This includes, for example, investments held in a retirement account, an employee benefit plan, or through a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment amount qualifies for a reduced sales charge.

You must notify the Fund or the Financial Intermediary at the time of purchase whenever a quantity discount is applicable to purchases and you may be required to provide the Fund, or the Financial Intermediary, with certain information or records to verify your eligibility for a quantity discount.

Such information or records may include account statements or other records regarding Shares held in all accounts (e.g., retirement accounts) by you and other eligible persons, which may include accounts held at the Fund or a Financial Intermediary. Upon such notification, you will pay the sales charge at the lowest applicable sales charge level. You should retain any records necessary to substantiate the purchase price of Shares, as the Fund and Financial Intermediary may not retain this information.

Information about sales charges can be found on the Investment Manger’s website https://www.FirstTrustCapital.com or you can consult with your financial representative.

Large Order Net Asset Value Purchase Privilege

There is no initial sales charge on purchases of Class A Shares in an account or accounts with an accumulated value of $250,000 or more, but a CDSC of 1.25% will be imposed to the extent a finder’s fee was paid in the event of certain redemptions within 12 months of the date of purchase. From its own profits and resources, the Distributor may pay a finder’s fee of 0.50% to financial intermediaries that initiate or are responsible for purchases of $250,000 or more of Class A Shares of the Fund. Please contact your financial intermediary to determine whether a finder’s fee was paid in connection with your investment in the Fund.

A CDSC will be waived in the following circumstances:

●	if you are a current Trustee of the Fund; or

●	if you are an employee (including the employee's spouse, domestic partner, children, grandchildren, parents, grandparents, siblings and any dependent of the employee, as defined in Section 152 of the Code) of the Investment Adviser, a Sub-Adviser or their affiliates, or of a broker-dealer authorized to sell shares of the Fund.

Your financial advisor or the Fund can answer your questions and help you determine if you are eligible for the waiver.

Security Voting Rights [Text Block]

VOTING

Each Shareholder will have the right to cast a number of votes, based on the number of such Shareholder’s Shares, at any meeting of Shareholders called by the Board. Except for the exercise of such voting privileges, Shareholders will not be entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund.

Security Liquidation Rights [Text Block]

TERM, DISSOLUTION AND LIQUIDATION

The Fund may be dissolved upon approval of a majority of the Trustees. Upon the liquidation of the Fund, its assets will be distributed first to satisfy (whether by payment or the making of a reasonable provision for payment) the debts, liabilities and obligations of the Fund, including actual or anticipated liquidation expenses, other than debts, liabilities or obligations to Shareholders, and then to the Shareholders proportionately in accordance with the amount of Shares that they own. Assets may be distributed in-kind on a proportionate basis if the Board or liquidator determines that the distribution of assets in-kind would be in the interests of the Shareholders in facilitating an orderly liquidation.

Security Obligations of Ownership [Text Block]

TRANSFERS OF SHARES

There is no public market for the Shares and none is expected to develop. The Fund does not list its Shares on a stock exchange or similar market. Shares are transferable only in limited circumstances as described below, and liquidity for investments in Shares may be provided only through the repurchase offers described above. If a shareholder attempts to transfer Shares in violation of the Fund’s transfer restrictions, the transfer will not be permitted and will be void. An investment in the Fund is therefore suitable only for investors that can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

No person shall become a substituted Shareholder of the Fund without the consent of the Fund, which consent may be withheld in its sole discretion. Shares held by Shareholders may be transferred only: (i) by operation of law in connection with the death, divorce, bankruptcy, insolvency, or adjudicated incompetence of the Shareholder; or (ii) under other limited circumstances, with the consent of the Board (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances).

Other Security, Title [Text Block]		SHAREHOLDER RIGHTS
Other Security, Description [Text Block]

Except for actions under the U.S. federal securities laws, the Declaration of Trust provides that a Shareholder may bring a derivative action on behalf of the Fund or any class thereof only upon meeting certain conditions, including (a) making a pre-suit demand upon the Board to bring the action, subject to certain exceptions, (b) affording the Board a reasonable amount of time to consider the Shareholder’s request and to investigate the basis of the claim, and (c) undertaking to reimburse the Fund for the expense of any counsel or other advisers retained by the Board in connection with considering the merits of the Shareholder’s request, in the event that the Board determines not to bring such action. The Declaration of Trust further provides, except for actions under the U.S. federal securities laws, that no Shareholder may maintain a derivative action with respect to the Fund or any class thereof unless holders of at least 10% of the Fund’s outstanding shares (or 10% of the outstanding shares of the class to which such action relates) join in the bringing of such action, and that except as otherwise provided therein, all matters relating to derivative actions in the right of the Fund will be governed by the Delaware General Corporation Law as if the Fund were a Delaware corporation and the Shareholders were shareholders of a Delaware corporation.

Outstanding Securities [Table Text Block]

OUTSTANDING SECURITIES

The following table shows the amounts of Shares that have been authorized and outstanding as of June 30, 2026.

			(4)
		(3)	Amount Outstanding
(1)	(2)	Amount Held by Fund or	Exclusive of Amount
Title of Class	Amount Authorized	for its Account	Shown Under
Class A Shares	Unlimited	-	43,361,376
Class I Shares	Unlimited	-	3,325,533,339

Recent Market Circumstances [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markers. U.S. or global markets may be adversely affected by uncertainties and events or the threat or potential of one or more such events and developments in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs continues to exist. The United States has also recently engaged in armed conflict in the Middle East. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; the stability of global financial markets; and global economic conditions.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies were directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs continues to exist. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Repurchase Offers Limited Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REPURCHASE OFFERS; LIMITED LIQUIDITY. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline, pursuant to Rule 23c-3 under the Investment Company Act. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser or a Sub-Adviser would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

The repurchase of Shares by the Fund may be a taxable event for Shareholders. To the extent that the Fund employs investment leverage, repurchases of Shares will compound the adverse effects of leverage in a declining market. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the value of Shares that are tendered by Shareholders generally will be determined within fourteen (14) days after the repurchase offer terminates. Thus, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.”

Borrowing Use Of Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BORROWING; USE OF LEVERAGE. The Fund may leverage its investments by “borrowing.” The use of leverage increases both risk of loss and profit potential. The Investment Adviser and/or Sub-Advisers may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) swap agreements or other derivative instruments, (iii) use of short sales, (iv) entering into reverse repurchase transactions, or (v) a combination of these methods. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount. The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Shareholders. See “CREDIT FACILITY; USE OF LEVERAGE”.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Although the Investment Adviser follows a general policy of seeking to spread the Fund’s capital among multiple investment funds, the Investment Adviser may depart from such policy from time to time and one or more Investment Funds may be allocated a relatively large percentage of the Fund’s assets. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

Legal Tax And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund and Underlying Managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to continue to be treated as a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a Shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund and certain Underlying Managers to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund and Underlying Managers may engage in derivative transactions could also limit or prevent the Fund or Underlying Managers from using certain instruments.

Similarly, the regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation relating to hedge fund managers, hedge funds and funds of hedge funds could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the private Underlying Funds or the Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Fund in order to seek to obtain higher returns.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Underlying Funds invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

General Risks Of Closed End Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLOSED-END FUND RISK. The Fund may invest in Investment Funds that are closed-end investment companies registered under the Investment Company Act. The shares of many closed-end funds, after their initial public offering, frequently trade at a price-per-share that is less than the NAV per share, the difference representing the “market discount” of such shares. A relative lack of secondary market purchasers for closed-end fund shares may contribute to such shares trading at a discount , along with other factors. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares.

Multi Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MULTI-MANAGER RISK. Fund performance is dependent upon the success of the Investment Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of its investment objective. The Fund’s performance will depend, in part, on the success of the Investment Adviser’s methodology in allocating the Fund’s assets to the Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers selected by the Investment Adviser may underperform the market generally or other sub-advisers that could have been selected for the Fund. The Sub-Advisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund. Because each Sub-Adviser makes investment decisions independently, it is possible that one or more Sub-Advisers may, at any time, take positions that may be opposite of positions taken by other Sub-Advisers or the Investment Adviser. In such cases, the Fund will incur brokerage and other transaction costs without accomplishing any net investment results. The Sub-Advisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. The multi-manager approach could increase the Fund’s portfolio turnover rates, which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, and higher broker commissions and other transaction costs.

Non Qualification As Regulated Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CYBERSECURITY RISK. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future. The foregoing cybersecurity risks are also applicable to Investment Funds and their service providers.

Disaster Recovery And Data Security Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISASTER RECOVERY AND DATA SECURITY. In managing the Fund, the Investment Adviser relies on information technology and data management systems which can fail or be subject to interruption or destruction caused by natural or man-made occurrences such as extreme weather, fires, earthquakes, power loss, telecommunications failures, terrorist attacks, hacking, break-ins, sabotage, intentional acts of destruction, vandalism, or similar events or misconduct. Any failure, interruption, or destruction of the Investment Adviser’s information technology systems or data could have a material adverse impact on the operations of the Investment Adviser and/or the Fund. In addition, a breach in the security of the Investment Adviser’s systems could result in the theft, disclosure, or loss of investor, proprietary, and other sensitive information relating to the Investment Adviser and/or the Fund, which in turn could lead to litigation in which the Fund could incur liability. The Investment Adviser has in place information security, incident response, backup, and disaster recovery procedures intended to prevent or mitigate damage if such an event occurs. However, a breach could nevertheless occur, and such procedures could fail or be insufficient to avoid, mitigate, or remedy the breach. Moreover, the ever-changing methods and technologies used to obtain unauthorized access to systems through means such as third-party acts, computer error, malicious code, employee error, or malfeasance often are not known until used against a potential target. Therefore, the Investment Adviser may be unable to anticipate the destructive or invasive methods and technologies that could be used against its systems or to implement adequate protections. The foregoing disaster recovery and data security risks are also applicable to the Sub-Advisers and to the Underlying Managers of Investment Funds.

Reliance On Key Persons Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RELIANCE ON KEY PERSONS RISK. The Fund relies on the services of certain executive officers who have relevant knowledge of alternative investment strategies and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Dependence On Investment Adviser Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEPENDENCE ON THE INVESTMENT ADVISER. The Investment Adviser has its discretion to make all investment decisions for the Fund and therefore the Investment Adviser is responsible for the selection of, and allocation and reallocation of the Fund’s assets among, the Fund’s investments. The Investment Adviser may hire (subject to the approval of the Fund's Board and, except as otherwise permitted under the terms of any applicable exemptive relief obtained from the SEC, or by rule or regulation, a majority of the outstanding voting securities of the Fund) and thereafter supervise the investment activities of one or more sub-advisers engaged to carry out the investment program of the Fund. The success of the Fund depends on the Investment Adviser’s ability to select and construct an appropriate investment portfolio. The Investment Adviser’s judgment may be incorrect, and subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized. Any loss or turnover of the Investment Adviser’s personnel responsible for making investment decisions may have a material adverse effect on the operations and performance of the Fund.

General Economic And Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade policies, treaties and tariffs, and national and international political circumstances, armed conflict and war. These factors may affect the level and volatility of security prices and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in it suffering losses.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. See “Interest Rate Risk” for more information. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

Co Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CO-INVESTMENT RISK. Co-investments involve risks not present in investments where third-party co-investors are not involved, including the possibility that a third-party co-investor may at any time have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of the third-party co-investors. Furthermore, if a co-investor defaults on its funding obligations, the Fund may be required to make up the shortfall and/or be subject to other penalties under the terms of the applicable co-investment.

It may also be difficult for the Fund to sell or otherwise dispose its interests in a co-investment. If control over a co-investment is shared with another person, deadlocks could result which could delay the execution of the business plan for such investment, require the Fund to engage in a buy-sell of the venture with the co-investor or conduct the forced sale of such investment or otherwise adversely affect such investment’s returns or value. As a result, the Fund may be unable to fully realize its expected return on any such co-investment.

Although the Investment Adviser will monitor the performance of each co-investment made by the Fund, there can be no assurance that the Investment Adviser will be able to manage a co-investment successfully.

The Investment Company Act imposes significant limits on co-investments with affiliates of the Fund. The Investment Adviser and the Fund have obtained an exemptive order from the SEC that permits the Fund, including any Subsidiary, to participate in certain negotiated investments alongside affiliates of the Investment Adviser (the “Order”). The Order is subject to certain terms and conditions, including (i) opportunities are allocated fairly and equitably among the Funds and other affiliated funds; (ii) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned; and (iii) the transaction is in the best interests of the Fund. The Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Order. The Investment Adviser’s co-investment policy can be revised at any time without notice to, or consent from, the shareholders.

Reliance On Coinvestment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RELIANCE ON CO-INVESTMENT RISK. The Fund is subject to certain limitations relating to co-investments and joint transactions with affiliates, which, in certain circumstances, may limit the Fund’s ability to make investments or enter into other transactions alongside the Investment Adviser or Sub-Adviser’s other clients. The Fund and Investment Adviser have been granted an Order from the SEC that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Adviser or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions. Although the Fund and Investment Adviser have obtained the Order, the Fund could be limited in its ability to invest in certain investments in which the Investment Adviser or any of its affiliates are investing or are invested. Ultimately, an inability to receive the desired allocation to certain investments could represent a risk to the Fund’s ability to achieve the desired investment returns.

Highly Volatile Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HIGHLY VOLATILE MARKETS. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts in which the Fund may be invested are influenced by, among other things, interest rates, the volatility of the underlying asset for the derivative contract, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any exchanges on which its positions trade or of the clearinghouses for those exchanges.

Risk Of Securities Activities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS OF SECURITIES ACTIVITIES. The Fund will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Adviser and/or Sub-Advisers will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COUNTERPARTY RISK. Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, a guarantee fund to which clearing members contribute, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions, including, because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, where the contract has the potential for uncapped or big losses of the Fund due to its terms, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Underlying Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

UNDERLYING INVESTMENT FUND RISK. When the Fund invests in securities issued by an Investment Fund, it will bear its pro rata portion of the Investment Fund’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. An Investment Fund in which the Fund invests has its own investment risks, and those risks can affect the value of the Investment Fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of an Investment Fund will be achieved. An Investment Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Fund at a time that is unfavorable to the Fund. In addition, one Investment Fund may buy the same securities that another Investment Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Additionally, the shares of listed closed-end funds frequently trade at a discount to their NAV. There can be no assurance that the market discount on shares of any listed closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Private Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PRIVATE INVESTMENT VEHICLE RISK.  The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, the Private Investment Vehicles in which the Fund invests are not subject to the provisions of the Investment Company Act. As an investor in a Private Investment Vehicles, the Fund would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of Private Investment Vehicles.

Investments in Private Investment Vehicles generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Vehicle when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Vehicle, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Vehicle except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Vehicle due to poor performance or other reasons.

The fees paid by Private Investment Vehicle to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Vehicle in addition to the management fees and other expenses paid by the Fund. By investing in Private Investment Vehicles indirectly through the Fund, an investor bears fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Private Investment Vehicle level. Each Private Investment Vehicle generally will be subject to a performance-based fee or allocation irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, a manager to a Private Investment Vehicle (“Investment Fund Manager”) with positive performance may receive performance-based compensation from the Private Investment Vehicle, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. Performance or incentive fees or allocations payable to Investment Fund Managers will vary depending on the structure and strategy of the relevant Private Investment Vehicle. The performance-based compensation received by an Investment Fund Manager also may create an incentive for that Investment Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

The success of the Fund depends in part upon the ability of the Investment Funds’ managers to develop and implement strategies that achieve their investment objectives. The Investment Adviser does not control the investments or operations of the Private Investment Vehicles. An Investment Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Investment Adviser and that involve risks that are not anticipated by the Investment Adviser. Some Investment Fund Managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Private Investment Vehicle. Furthermore, there is no guarantee that the information given to the Investment Adviser will not be fraudulent, inaccurate or incomplete. In addition, the Fund will typically have limited transparency with respect to the Private Investment Vehicles’ holdings, liquidity, and valuation practices, which may limit the ability of the Fund and its investors to accurately assess the risks or current value of such investments.

Private Investment Vehicles may target or concentrate their investments in particular markets, sectors or industries. As a result, the NAVs of such Private Investment Vehicles may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.

In addition, it is expected that the Fund will be able to make investments in particular Private Investment Vehicles only at certain times, and commitments to Private Investment Vehicles may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Private Investment Vehicles in cash equivalents, short-term securities or money market securities pending investment in Private Investment Vehicles. To the extent that the Fund’s assets are not invested in Private Investment Vehicles, the Fund may be unable to meet its investment objective.

General Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL CREDIT RISKS. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. Neither the Investment Adviser nor the Sub-Advisers can guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, neither the Investment Adviser nor the Sub-Advisers can assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. In the event of a foreclosure, the liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss. The strategies utilized by the Investment Adviser and Sub-Advisers may require accurate and detailed credit analysis of issuers, and there can be no assurance that such analysis will be accurate or complete. Because the Fund may invest significantly in bank loans and participations, which may include covenant-lite loans, this risk will be substantial for the Fund. Credit risk is also greater to the extent that the Fund uses leverage or derivatives in connection with the management of the Fund. In addition, the alternative credit instruments in which the Fund invests may have varying degrees of credit risk. There can be no assurance that payments due on underlying alternative credit investments will be made. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

Alternative Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ALTERNATIVE CREDIT RISKS. The Fund may invest in a wide range of credit instruments across the residential, commercial, corporate, consumer debt and specialty finance markets globally, which may involve significant risks. These instruments are often illiquid, complex, and subject to limited public information, making them difficult to value and trade. The Fund's investments in direct lending and specialty finance expose it to borrower-specific risks, including default, fraud, and operational failure. Investors should be aware that alternative credit strategies may experience greater volatility, longer recovery periods, and lower transparency compared to traditional fixed income investments. The Investment Adviser and Sub-Advisers employ a rigorous underwriting and monitoring process, but there is no assurance that these measures will prevent losses or mitigate risks during adverse market or other conditions.

Bonds And Other Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BONDS AND OTHER FIXED INCOME SECURITIES. The Fund may invest in bonds and other fixed-income securities, both U.S. and non-U.S., and may take short positions in these securities. The Fund will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; U.S. Government securities or debt securities issued or guaranteed by a non-U.S. Government; municipal securities; and mortgage- and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

STRUCTURED PRODUCTS. The CLOs and other CDOs in which the Fund may invest are structured products. Holders of structured products bear risks of the underlying assets and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.

Certain structured products may be thinly traded or have a limited trading market. Structured products are typically privately offered and sold. As a result, investments in structured products may be characterized by the Fund as illiquid securities. In addition to the general risks associated with fixed-income securities, structured products carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in structured products are subordinate to other classes or tranches thereof; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) a forced “fire sale” liquidation may occur due to technical defaults such as coverage test failures and (vi) the manager of the CLO or CDO may perform poorly.

Additional Risk Of Asset Backed Securities Cdos And Clos Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ADDITIONAL RISKS OF ASSET-BACKED SECURITIES, AND CDOS. Asset-backed securities and CDOs are created by the grouping of certain governmental, government related and private loans, receivables and other non-mortgage lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities.

Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in asset-backed securities and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, asset-backed securities and CDOs can be subject to higher prepayment risks than most other types of debt instruments.

Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

The credit characteristics of asset-backed securities and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Collateralized Loan Obligations And Collateralized Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COLLATERALIZED LOAN OBLIGATIONS AND COLLATERALIZED DEBT OBLIGATIONS. The Fund may invest in CLOs and CDOs. CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a SPV to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in CLOs and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, CLOs and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the Shareholders. The credit characteristics of CLOs and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most CLOs and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. The Fund’s investments in (i) CLOs, (ii) CDOs, and (iii) warehouses, which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles, in each case structured as 3(c)(1) or 3(c)(7).

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes with the issuer or unexpected investment results; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CDO may perform poorly.

Mortgage Backed And Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISKS. The price paid by the Fund for asset-backed securities, including CLOs, the yield the Fund expects to receive from such securities, and the average life of such securities, are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Investment Adviser or Sub-Advisers to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. Mortgage-backed securities may be issued by governments or their agencies and instrumentalities, such as, in the United States, Ginnie Mae, Fannie Mae and Freddie Mac. They may also be issued by private issuers but represent an interest in or are collateralized by pass-through securities issued or guaranteed by a government or one of its agencies or instrumentalities. Moreover, mortgage-backed securities may be issued by private issuers and be collateralized by securities without a government guarantee. Such securities usually have some form of private credit enhancement. The risk of loss due to default on private mortgage-backed securities is historically higher because neither the U.S. Government nor an agency or instrumentality have guaranteed them. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Government entities, private insurance companies or the private mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage-backed security meets the Fund’s quality standards. The Fund may buy mortgage-backed securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the Investment Adviser determines that the securities meet the Fund's quality standards. Private mortgage-backed securities whose underlying assets are neither U.S. Government securities nor U.S. Government- insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, the Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

Pools created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Notwithstanding that such pools may be supported by various forms of private insurance or guarantees, there can be no assurance that the private insurers or guarantors will be able to meet their obligations under the insurance policies or guarantee arrangements. The Fund may invest in private mortgage pass-through securities without such insurance or guarantees. Any mortgage-backed securities that are issued by private issuers are likely to have some exposure to subprime loans as well as to the mortgage and credit markets generally. In addition, such securities are not subject to the underwriting requirements for the underlying mortgages that would generally apply to securities that have a government or government-sponsored entity guarantee, thereby increasing their credit risk. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Investment Strategy Specific Investment Related Risks Of Closed End Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLOSED-END FUND RISK. The Fund may invest in Investment Funds that are closed-end investment companies registered under the Investment Company Act. The shares of many listed closed-end funds, after their initial public offering, frequently trade at a price-per-share that is less than the NAV per share, the difference representing the “market discount” of such shares. A relative lack of secondary market purchasers for closed-end fund shares also may contribute to such shares trading at a market discount.

Real Estate Investment Trusts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT RISKS. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Additionally, private REITs are not traded on a national securities exchange. As such, these products are generally illiquid. This may reduce the ability of the Fund to redeem its privately traded REIT investment at a time favorable to the Fund. Privately traded REITs are also generally harder to value and may bear higher fees than public REITs.

Bank Debt Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BANK DEBT TRANSACTIONS. The Fund may invest in bank loans and participations, including first-lien, second-lien and unitranche loans. Bank loans are generally debt instruments that are secured by the assets of a borrower. Investing in bank loans involves risks that are additional to, and different from, those relating to investments in other types of debt and fixed-income securities. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Successful claims in respect of such matters may reduce the cash flow and/or market value of the Fund’s investment.

Rating Agencies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RATING AGENCIES RISK. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEFAULT RISK. The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrowers underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

A portion of the loans in which the Fund may invest may not be guaranteed or insured by a third party and may not be backed by any governmental authority. The Fund may need to rely on the collection efforts of third parties, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to contact a borrower about a loan, and may not be able to pursue borrowers to collect payment under loans. To the extent a loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the loans. Loans are credit obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its loans and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan. To the extent borrowers incur other indebtedness that is secured, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loans or it may impair a third party’s ability to collect, on behalf of the Fund, on the loan upon default. To the extent that a loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying a loan facilitated through a direct lending platform because the borrowers have no collateral at risk. The Fund will generally not be made aware of any additional debt incurred by a borrower or whether such debt is secured.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s liability on its loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors will receive only a fraction of any amount outstanding on the loan, if anything.

Unitranche Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

UNITRANCHE LOANS RISK. The Fund may invest in unitranche loans, which are loans that combine both senior and subordinated debt, generally in a first-lien position. Because unitranche loans combine characteristics of senior and subordinated debt, they have risks similar to the risks associated with secured debt and subordinated debt according to the combination of loan characteristics of the unitranche loan. Unitranche loans generally allow the borrower to make a large lump sum payment of principal at the end of the loan term and there is a heightened risk of loss if the borrower is unable to pay the lump sum or refinance the amount owed at maturity.

Secured And First Lien Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SECURED AND FIRST-LIEN LOAN RISK. The Fund may invest in secured bank loans and participations, which include first-lien instruments. Secured debt in many instances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trader creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon market conditions. Additionally, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. In some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a borrower’s financial condition and prospects may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment should the Fund be forced to enforce its remedies.

Interests Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed-income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed-income securities, convertible securities and REITs owned by the Fund. To the extent that the cash flow from a fixed-income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed-income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate such as the Secured Overnight Financial Rate Data (“SOFR”), may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The risks associated with changing interest rates are heightened under current market conditions given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future.

To the extent the Fund or an Investment Fund borrows money to finance its investments, the Fund’s or an Investment Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Investment Fund’s financial condition and results of operations. It is possible that interest rates may increase rapidly in the future.

In addition, a decline in the prices of the debt the Fund or an Investment Fund owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or an Investment Fund invests to service debt, which could materially impact the Fund or an Investment Fund in which the Fund may invest, thus impacting the Fund.

Inflation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund (if any). Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Secured Overnight Financing Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR RISK. The Secured Overnight Financial Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Interval Fund Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INTERVAL FUND RISK. The Fund is operated as an interval fund under Rule 23c-3 of the Investment Company Act. As an interval fund, the Fund has adopted a fundamental policy to conduct quarterly repurchase offers for at least 5% and up to 25% of the outstanding Shares at NAV, subject to certain conditions described herein (the “repurchase policy”), unless such offer is suspended or postponed in accordance with regulatory requirements. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.” Although the repurchase policy permits repurchases of between 5% and 25% of the Fund’s outstanding Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund will not otherwise be required to repurchase or redeem Shares at the option of a Shareholder. It is possible that a repurchase offer may be oversubscribed, in which case Shareholders may only have a portion of their Shares repurchased. If the number of Shares tendered for repurchase in any repurchase offer exceeds the number of Shares that the Fund has offered to repurchase, the Fund will repurchase Shares on a pro-rata basis or may, but is not required to, increase the number of Shares to be repurchased in an additional amount not to exceed 2.0% of the outstanding Shares of the Fund (subject to certain additional exceptions discussed below under “OFFERS TO REPURCHASE”).

Limited liquidity is provided to Shareholders only through the Fund’s quarterly Repurchase Offers for no less than 5% of the Shares outstanding nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that Shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be oversubscribed. In the event of oversubscription, the Fund may repurchase shares on a pro rata basis. Because of the potential for proration, some Shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Trustees, as permitted by the Investment Company Act and other laws. See “OFFERS TO REPURCHASE” and “REPURCHASE PROCEDURES.”

Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PRIVATE EQUITY INVESTMENTS. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund Manager. The investments held by private equity funds and by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

Liquidity Constraints Of Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIQUIDITY CONSTRAINTS OF INVESTMENT FUNDS. Since the Fund may make additional investments in or affect withdrawals from an Investment Fund only at certain times pursuant to limitations set forth in the governing documents of the Investment Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Investment Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in an Investment Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders. Some Investment Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in such an Investment Fund, it may receive securities that are illiquid or difficult to value. In these circumstances, the Investment Adviser or Sub-Advisers may choose to hold these securities or to seek to dispose of these securities in a manner that is in the best interests of the Fund. Limitations on the Fund’s ability to withdraw its assets from Investment Funds may, as a result, limit the Fund’s ability to repurchase Shares. For example, some Investment Funds may impose lock-up periods prior to allowing withdrawals, which can be for up to two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually. It is possible that, from time to time, a source of funds to repurchase Shares may be withdrawals from Investment Funds, the application of these lock-ups and other withdrawal limitations, such as gates or suspension provisions, may limit the Fund’s ability to tender its Shares for repurchase.

Low Credit Quality Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LOW CREDIT QUALITY SECURITIES. The Fund is permitted to invest in particularly risky investments that also may offer the potential for correspondingly high returns. As a result, the Fund may lose all or substantially all of its investment in any particular instance. There is no minimum credit standard as a prerequisite to an investment in any security. Debt securities, including bank loans and participations, may be less than investment grade and may be considered to be “junk bonds” or be distressed or “special situations” with heightened risk of loss and/or liquidity. “Junk bonds” are considered by the rating agencies to be predominately speculative and may involve major risk exposures such as: (i) vulnerability to economic downturns and changes in interest rates; (ii) sensitivity to adverse economic changes and corporate developments; (iii) redemption or call provisions that may be exercised at inopportune times; and (iv) difficulty in accurately valuing or disposing of such securities. Such securities may rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of whose debt securities may be secured by substantially all of the issuer’s assets. Moreover, the Fund may invest in securities that are not protected by financial covenants or limitations on additional indebtedness.

Subordinated And Second Lien Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SUBORDINATED AND SECOND-LIEN LOANS. The Fund may invest in secured subordinated loans, including second-lien loans. Second-lien loans are generally second in line in terms of repayment priority. A second-lien loan may have a claim on the same collateral pool as the first-lien or it may be secured by a separate set of assets. Second-lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third- or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market, liquidity, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower.

Securities Believed To Be Undervalued Or Incorrectly Valued Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SECURITIES BELIEVED TO BE UNDERVALUED OR INCORRECTLY VALUED. Securities that the Investment Adviser and/or Sub-Advisers believe are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Investment Adviser and/or Sub-Advisers anticipate. As a result, the Fund may lose all or substantially all of its investment in such a security.

Lack Of Operating History Of Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LACK OF OPERATING HISTORY OF INVESTMENT FUNDS. Certain Investment Funds may be newly formed entities that have no operating histories. In such cases, the Investment Adviser and Sub-Advisers may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Investment Fund. Although the Investment Adviser and Sub-Advisers and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Adviser’s and Sub-Advisers’ assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

Multiple Levels Of Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MULTIPLE LEVELS OF FEES AND EXPENSES. Although in many cases investor access to the Investment Funds may be limited or unavailable, an investor who meets the conditions imposed by an Investment Fund may be able to invest directly with the Investment Fund. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees and may indirectly bear performance-based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Investment Adviser, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Investment Fund directly. Some Investment Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, an Underlying Manager to certain Investment Funds with positive performance may receive performance-based compensation from the Investment Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the Investment Funds will range from 0% to 2.85% (annualized) of the average NAV of the Fund’s investment. In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 0% to 30% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Underlying Managers Invest Independently Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

UNDERLYING MANAGERS INVEST INDEPENDENTLY. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Investment Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Investment Funds selected by the Investment Adviser or Sub-Advisers may be competing with each other for the same positions in one or more markets. To the extent that the Investment Funds do, in fact, hold the same positions, the Fund’s portfolio, considered as a whole, may experience magnified gain or loss corresponding with the same position held by each Investment Fund and incur additional fees and expenses in connection with the same position.

Lack Of Control Over Underlying Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LACK OF CONTROL OVER UNDERLYING MANAGERS. The Fund will invest in Investment Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Investment Adviser or Sub-Advisers will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective. The Investment Adviser or Sub-Advisers may be constrained by the withdrawal limitations imposed by Investment Funds, which may restrict the Fund’s ability to terminate investments in Investment Funds that are performing poorly or have otherwise had adverse changes. The Investment Adviser or Sub-Advisers will be dependent on information provided by the Investment Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Investment Adviser’s or Sub-Advisers’ ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its net asset value accurately. By investing in the Fund, a Shareholder will not be deemed to be an investor in any Investment Fund and will not have the ability to exercise any rights attributable to an investor in any such Investment Fund related to their investment.

Valuation Of Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION OF INVESTMENT FUNDS. Although the Investment Adviser and/or Sub-Advisers, as part of their review of potential Investment Funds, review the valuation procedures used by all Underlying Managers, none of the Investment Adviser, Sub-Advisers or the Administrator can generally confirm or review the accuracy of valuations provided by Investment Funds or their administrators. Further, the Distributor does not have any responsibility or obligation to verify the valuation determinations made for the Fund’s investments, including valuation determinations with respect to the Investment Funds. An Underlying Manager to an Investment Fund may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation. If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Adviser or Sub-Advisers generally will consider whether the Investment Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in an Investment Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Adviser may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Investment Funds are completed. Promoting transparency and receiving necessary information from Investment Funds, especially Private Investment Vehicles, may possibly be an impediment to monitoring the performance of such Investment Funds on a regular basis.

Valuation Adjustments In Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION ADJUSTMENTS IN INVESTMENT FUNDS. The Fund calculates its NAV on a daily basis using the periodic valuations provided by the fund managers. However, it’s important to note that these valuations may not capture market changes or other events that take place after the end of the reporting period. The Fund will adjust the valuation of its holdings in investment funds to account for such events, in accordance with its valuation policies. However, it is important to note that there is no guarantee that the Fund will accurately determine the fair value of these investments. Furthermore, it is possible that the valuations reported by the fund managers may be subject to subsequent adjustments or revisions. Since such adjustments or revisions to the NAV of the Fund are based on information available only at the time of the adjustment or revision, they may not impact the amount of repurchase proceeds received by Shareholders who had their Shares repurchased before these adjustments occurred. Consequently, if the subsequent adjusted valuations from the fund managers or revisions to the NAV of an investment fund have an adverse impact on the Fund’s NAV, the remaining outstanding Shares may be negatively affected due to prior repurchases. This may result in a potential benefit for Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Contrarily, any increases in the NAV resulting from such subsequent adjustments may exclusively benefit the outstanding Shares, potentially disadvantaging Shareholders who had previously had their Shares repurchased at a NAV lower than the adjusted amount. These principles also extend to the purchase of Shares, meaning that new Shareholders may be similarly affected.

Indemnification Of Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INDEMNIFICATION OF INVESTMENT FUNDS. The Underlying Managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Investment Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act of 1933, as amended, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Investment Funds.

Illiquid Portfolio Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ILLIQUID PORTFOLIO INVESTMENTS. The Fund may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The Fund may make investments that may become less liquid in response to market developments or geopolitical events such as sanctions, trading halts or wars, or adverse investor perceptions. The market prices, if any, for such securities tend to be volatile and the Fund may not be able to sell them when the Investment Adviser or a Sub-Adviser desires to do so or to realize what the Investment Adviser or a Sub-Adviser perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

Risks Relating To Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS RELATING TO SECONDARY INVESTMENTS. The Fund may, on occasion, acquire loans in the secondary market. In many cases, the economic, financial and other information available to and used by the Investment Adviser in selecting and structuring such secondary investments may be incomplete or unreliable. Valuations of secondary investments may be difficult since there generally will be no established market for such interests. The Fund may not have the opportunity to negotiate the terms of secondary investments, including any special rights and privileges. Moreover, the purchase price of secondary investments will be subject to negotiation with the sellers of such interests and may, in certain cases, include the Fund’s assumption of certain contingent liabilities resulting from activity that transpired prior to the secondary investment. The overall performance of a secondary investment will depend in part on the accuracy of the information available to the Investment Adviser, the acquisition price paid by the Fund for such secondary investment and the structure of such acquisitions and the Fund’s ultimate exposure to any assumed liabilities.

The Fund may have the opportunity to acquire a portfolio of secondary investments from a seller on an “all or nothing” basis. Certain secondary investments in such a portfolio may be less attractive than others, and certain of the sponsors of such secondary investments may be more familiar to the Investment Adviser than others or may be more experienced or highly regarded than others. It may not be possible for the Fund to carve out from such purchases those investments which the Investment Adviser considers less attractive for commercial, tax, legal or other reasons.

Sellers in certain secondary market transactions might require that the Investment Adviser complete its investment analysis and come to a decision within a relatively short time. In such cases, the information available at the time of an investment decision may be limited, and the Investment Adviser may not have access to the detailed information necessary for a thorough evaluation of the investment opportunity.

Exchange Traded Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EXCHANGE-TRADED FUND RISK. The Fund’s investments in exchange-traded funds (“ETFs”) are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. The ETFs in which the Fund may invest that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs are actively managed ETFs (i.e., they do not track a particular benchmark), which are subject to active management risk and may trade below their NAV. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. There is a risk that ETFs may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Additionally, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, such ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. In addition, certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION RISK. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments, including bank loans and participations, privately traded REITs and Private Investment Vehicles, to trade. Similarly, investments held by an Investment Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of certain of the Fund’s investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and real estate markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such instruments carried on the Fund’s books.

When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Fund’s Valuation Designee, through its Valuation Committee, values such investments at fair value as determined pursuant to the Valuation Procedures approved by the Board. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain of the Fund’s investments including, in particular, the Investment Funds. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund.

Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“COVENANT-LITE” LOANS RISK. Although most of the Fund’s loan investments are expected to include both incurrence and maintenance-based covenants, there may be instances in which the Fund invests in covenant-lite loans, which means the obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the Fund’s ability to reprice credit risk associated with the issuer and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s revenues, net income and NAV.

Merger Arbitrage And Special Situations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MERGER ARBITRAGE AND SPECIAL SITUATIONS. Merger arbitrage and special situation strategies involve the purchase and sale of securities of companies involved in corporate reorganizations and business combinations, such as mergers, exchange offers, cash tender offers, spin-offs, leveraged buy-outs, restructurings and liquidations. Such strategies require an assessment of the likelihood of consummation of the proposed transaction, and an evaluation of the potential profits involved. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as the Investment Adviser and/or Sub-Advisers had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the security in respect of which such distribution was made. The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including: (i) opposition of the management or stockholders of the target company, which will often result in litigation to enjoin the proposed transaction; (ii) intervention of a federal or state regulatory agency; (iii) efforts by the target company to pursue a “defensive” strategy, including a merger with, or a friendly tender offer by, a company other than the offeror; (iv) in the case of a merger, failure to obtain the necessary stockholder approvals; (v) market conditions resulting in material changes in securities prices; (vi) compliance with any applicable federal or state securities laws; and (vii) inability to obtain adequate financing.

A major stock market correction may result in the widening of arbitrage spreads generally and in the termination of some merger and acquisition (“M&A”) transactions. In the event of such a correction, to the extent the portfolios contain stock-for-stock transactions, short positions held by the Fund in acquiring companies are anticipated to provide a significant but not complete offset to the potential losses on long positions held by the Fund in target companies. A major stock market correction, and/or unforeseen global events, may also adversely affect the number and frequency of publicly announced M&A transactions available for investment by the Fund.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EQUITY SECURITIES. The Fund’s investments may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. The Fund also may invest in depositary receipts relating to non-U.S. securities, which are subject to the risks affecting investments in foreign issuers discussed under “NON-U.S. INVESTMENTS” below. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

Derivative Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DERIVATIVE INSTRUMENTS. The Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. The price and value of derivatives can be negatively affected by a number of factors, including general market volatility, the volatility of the assets or financial indicators underlying the derivative, market demand and supply, interest rates, foreign currency exchange rates, index prices, commodity prices, equity prices, prices in the exchange-traded and cleared derivatives markets, investor perception and other political or economic factors. Since derivatives are linked to one or multiple underlying interests, the price or value of the derivatives may also be subject to considerable fluctuations due to the risks associated with the underlying interest. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Adviser and/or Sub-Advisers to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

The derivative instruments and techniques that the Fund may principally use include:

●	Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

●	Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

●	Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect. The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the Investment Company Act and applicable SEC interpretations and guidance from time to time.

Small Capitalization Issuers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SMALL CAPITALIZATION ISSUERS. The Fund may invest in smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, as these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISTRESSED SECURITIES. Certain of the companies in whose securities the Fund may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These may also be securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the Investment Adviser of equivalent quality. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic factors affecting a particular industry or specific developments within the companies. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.

In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

Purchasing Initial Public Offerings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PURCHASING INITIAL PUBLIC OFFERINGS. The Fund may purchase securities of companies in initial public offerings (“IPOs”) or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or near-term prospects of achieving revenues or operating income. Further, when the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

Payment In Kind For Repurchased Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PAYMENT IN-KIND FOR REPURCHASED SHARES. The Fund does not expect to, but has the right to, distribute securities as payment for repurchased Shares in unusual circumstances, such as in the unlikely event that making a cash payment would result in a material adverse effect on the Fund or on Shareholders not requesting that their Shares be repurchased. In the event that the Fund makes such a distribution of securities as payment for Shares, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs to dispose of such securities.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EXTENSION RISK. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PREPAYMENT RISK. When interest rates decline, fixed-income securities and bank loans and participations with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Short Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SHORT POSITIONS. In short selling, the Fund will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes. The Investment Adviser and/or the Sub-Advisers may from time to time engage in short sales for the Fund in an approach known as “pairs trading,” where the Fund combines a long position in a particular security with a short position in a similar security in the same or related industry or sector. Pairs trading may be undertaken for speculative and/or hedging purposes and may be weighted toward either the long or short side of the position. The Investment Adviser and/or the Sub-Advisers may from time to time also make short sales “against the box”, where the Fund retains a long position in the same security. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited. At any particular time, the Fund’s portfolio overall may be “net long” (i.e., the value of long positions, at cost, will be greater than the net exposure on short positions) or “net short” (net exposure on short positions will be greater than the value of long positions).

Non United States Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-U.S. INVESTMENTS. It is expected that some Investment Funds will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by reduced levels of governmental exchange control regulations; foreign withholding taxes; reduced liquidity in foreign markets; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; other jurisdictions imposing restrictions on investments; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Investment Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Advisers’ ability to evaluate local companies or their potential impact on the Fund's performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

The Fund and Investment Funds may invest directly or indirectly from time to time in European companies and assets, including issuers located in the United Kingdom (the “UK”). In June 2016, the UK voted in a referendum to leave the European Union (“EU”). The UK’s departure from the EU, known as “Brexit,” has affected the value and exchange rate of the euro and may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. Brexit may have adverse effects on asset valuations and the renegotiation of current trade agreements and may result in an increase in financial regulation of UK banks. Any market disruption in the EU and globally as a result of Brexit may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve their investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

Repurchase And Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. The Fund may enter into repurchase and reverse repurchase agreements. When the Fund enters into a repurchase agreement, it “sells” securities to a broker-dealer or financial institution, and agrees to repurchase such securities on a mutually agreed date for the price paid by the broker-dealer or financial institution, plus interest at a negotiated rate. In a reverse repurchase transaction, the Fund “buys” securities issued from a broker-dealer or financial institution, subject to the obligation of the broker-dealer or financial institution to repurchase such securities at the price paid by the Fund, plus interest at a negotiated rate. The use of repurchase and reverse repurchase agreements by the Fund involves certain risks. For example, if the seller of securities to the Fund under a reverse repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. It is possible, in a bankruptcy or liquidation scenario, that the Fund may not be able to substantiate its interest in the underlying securities. Finally, if a seller defaults on its obligation to repurchase securities under a reverse repurchase agreement, the Fund may suffer a loss to the extent that it is forced to liquidate its position in the market, and proceeds from the sale of the underlying securities are less than the repurchase price agreed to by the defaulting seller. Similar elements of risk arise in the event of the bankruptcy or insolvency of the buyer.

Cayman Subsidiary Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CAYMAN SUBSIDIARY INVESTMENT RISK. The Fund may make investments through the Cayman Subsidiary. By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The investments held by the Cayman Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus.

The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Cayman Subsidiary, making it unlikely that the Cayman Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Cayman Subsidiary, and the Fund's role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Cayman Subsidiary to operate as described in this Prospectus and in the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

The Cayman Subsidiary will be disregarded as an entity separate from the Fund for U.S. federal income tax purposes. Accordingly, the assets and activities of the Cayman Subsidiary, as well as its income, gain, loss and deduction, will be directly attributed to the Fund. If the Cayman Subsidiary earns income that is not qualifying income, the Fund will be treated as earning income that is not qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes.

No Registration Of Certain Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NO REGISTRATION OF CERTAIN INVESTMENT FUNDS. Some Investment Funds may not be registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, might not apply to an investment in these Investment Funds. In addition, these Investment Funds may not be obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser and Sub-Advisers to monitor whether holdings of these Investment Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many of these Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many of these Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the Investment Company Act. Under one provision of the Investment Company Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, and in business development companies (“BDCs”) in excess of the statutory limits imposed by the Investment Company Act in reliance on Rule 12d1-4 under the Investment Company Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, Private Investment Vehicle and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, Private Investment Vehicle and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC.

Rights And Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RIGHTS AND WARRANTS. The Fund may invest in rights and warrants. Rights (sometimes referred to as “subscription rights”) and warrants may be purchased separately or may be received as part of a distribution in respect of, or may be attached to, other securities that the Fund has purchased. Rights and warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the rights or warrants, or a related company, at a fixed price either on a date certain or during a set period. Typically, rights have a relatively short term (e.g., two to four weeks), whereas warrants can have much longer terms. At the time of issue, the cost of a right or warrant is substantially less than the cost of the underlying security itself.

Particularly in the case of warrants, price movements in the underlying security are generally magnified in the price movements of the warrant. This effect would enable the Fund to gain exposure to the underlying security with a relatively low capital investment but increases the Fund’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant, which may result in losses to the Fund. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CREDIT DEFAULT SWAPS. The Fund may enter into credit default swaps. Under these instruments, the Fund will usually have a contractual relationship only with the counterparty of such credit default swaps and not the issuer of the obligation (the “Reference Obligation”) subject to the credit default swap (the “Reference Obligor”). The Fund will have no direct rights or recourse against the Reference Obligor with respect to the terms of the Reference Obligation nor any rights of set-off against the Reference Obligor, nor any voting rights with respect to the Reference Obligation. The Fund will not directly benefit from the collateral supporting the Reference Obligation and will not have the benefit of the remedies that would normally be available to a holder of such Reference Obligation. In addition, in the event of the insolvency of the credit default swap counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the Reference Obligation. Consequently, the Fund will be subject to the credit risk of the counterparty and in the event the Fund will be selling credit default swaps, the Fund will also be subject to the credit risk of the Reference Obligor. As a result, concentrations of credit default swaps in any one counterparty expose the Fund to risk with respect to defaults by such counterparty.

Foreign Currency Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FOREIGN CURRENCY TRANSACTIONS. The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Investment Adviser’s and/or Sub-Advisers’ success in these transactions will depend principally on their ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Investment Adviser and/or Sub-Advisers anticipate purchasing or selling a non-U.S. security. This technique would allow the Investment Adviser and/or Sub-Advisers to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Investment Adviser or a Sub-Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. The Fund is not required to hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONVERTIBLE SECURITIES RISK. Convertible securities have characteristics of both equity and fixed-income securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions. In particular, when interest rates rise, fixed-income securities will decline in value. Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. Lower quality convertible securities, also known as “junk bonds,” involve greater risk of default or price changes due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default.

United States Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. GOVERNMENT SECURITIES. Some obligations issued or guaranteed by U.S. Government agencies, instrumentalities or U.S. Government sponsored enterprises (“GSEs”), including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Legislation And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEGISLATION AND REGULATORY RISK. At any time after the date of this Prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on the assets in which the Fund invests. Legislation or regulation may also change the way in which the Fund is regulated. New or amended regulations may be imposed by the Commodity Futures Trading Commission, the Securities and Exchange Commission (“SEC”), the Federal Reserve or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental authorities or self-regulatory organizations.

Investment And Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT AND MARKET RISK. An investment in the Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Accordingly, an investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Privately Placed Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PRIVATELY PLACED SECURITIES. An Investment Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for an Underlying Manager to fully evaluate the risks of investing in such securities and, as a result, place the Fund’s assets at greater risk of loss than if the Underlying Manager had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non- exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

Complexity Of Quantitative Trading Strategies Reliance On Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COMPLEXITY OF QUANTITATIVE TRADING STRATEGIES; RELIANCE ON TECHNOLOGY. Many of the investments that the Investment Adviser and/or Sub-Advisers are expected to trade on behalf of the Fund, and many of the trading strategies that the Investment Adviser and/or Sub-Advisers are expected to execute on behalf of the Fund, are highly complex. In certain cases, the successful application of a particular trading strategy may require relatively sophisticated mathematical calculations and relatively complex computer programs.

Technological Advancements Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TECHNOLOGICAL ADVANCEMENTS RISK. The development and increased reliance on certain technologies, including artificial intelligence and machine learning algorithms (“AI”), may adversely impact markets and the overall performance of a Fund’s investments. For example, issuers in which a Fund may invest may focus their business on AI-related products and/or services and utilize AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, and legal liability, and/or an adverse effect on an issuer’s business operations. In addition, the increased regulation of AI, including related to information privacy, data protection and intellectual property, may significantly impact the economy and/or the issuers in which a Fund invests.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
Contact Personnel Name		Ann Maurer
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	4.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	1.25%
Management Fees [Percent]	[2],[3]	0.95%
Distribution/Servicing Fees [Percent]	[3],[4]	0.75%
Acquired Fund Fees and Expenses [Percent]	[3],[5]	1.45%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3],[4]	0.25%
Other Annual Expense 2 [Percent]	[3]	0.07%
Other Annual Expense 3 [Percent]	[3],[6]	0.35%
Total Annual Expenses [Percent]	[3]	3.82%
Waivers and Reimbursements of Fees [Percent]	[3],[7]	(0.15%)
Net Expense over Assets [Percent]	[3],[8]	3.67%
Expense Example, Year 01		$ 80
Expense Example, Years 1 to 3		155
Expense Example, Years 1 to 5		232
Expense Example, Years 1 to 10		$ 431
Financial Highlights [Abstract]
Senior Securities Amount				$ 0	[9]		$ 100,000,000	$ 20,000,000	$ 0	$ 0	$ 0	[9]
Senior Securities Coverage per Unit	[10]			$ 0	[9]		$ 33,397	$ 124,863	$ 0	$ 0	$ 0	[9]
General Description of Registrant [Abstract]
Annual Dividend Payment				(1.04)	[9]		(1.88)	(2.08)	(1.81)	(1.85)
NAV Per Share				$ 27.65	[9]		$ 26.95	$ 26.71	$ 26.48	$ 25.97	$ 27.65	[9]				$ 27.29
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class A Shares
Outstanding Security, Title [Text Block]			Class A Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			43,361,376
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.00%
Management Fees [Percent]	[2],[3]	0.95%
Distribution/Servicing Fees [Percent]	[3],[4]	0.00%
Acquired Fund Fees and Expenses [Percent]	[3],[5]	1.45%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3],[4]	0.25%
Other Annual Expense 2 [Percent]	[3]	0.07%
Other Annual Expense 3 [Percent]	[3],[6]	0.35%
Total Annual Expenses [Percent]	[3]	3.07%
Waivers and Reimbursements of Fees [Percent]	[3],[7]	(0.15%)
Net Expense over Assets [Percent]	[3],[8]	2.92%
Expense Example, Year 01		$ 30
Expense Example, Years 1 to 3		93
Expense Example, Years 1 to 5		160
Expense Example, Years 1 to 10		$ 337
Financial Highlights [Abstract]
Senior Securities Amount				$ 0			$ 100,000,000	$ 20,000,000	$ 0	$ 0	$ 0
Senior Securities Coverage per Unit	[10]			$ 0			$ 33,397	$ 124,863	$ 0	$ 0	$ 0
General Description of Registrant [Abstract]
Annual Dividend Payment						$ (0.11)	(1.91)	(2.24)	(1.99)	(1.83)	(1.7)		$ (1.53)	$ (0.96)	$ (0.43)
NAV Per Share				$ 27.73		$ 24.77	$ 27.36	$ 27.12	$ 26.85	$ 26.29	$ 27.73		$ 26.62	$ 22.23	$ 25.14			$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I Shares
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Held [Shares]	[11]		0
Outstanding Security, Not Held [Shares]	[11]		3,325,533,339

[1]	Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount. For Class A Shares, no sales charge applies on investments of $250,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed on repurchase of such Shares within 12 months of the date of purchase to the extent a finder’s fee was paid in connection with the purchase.
[2]	For its provision of advisory services to the Fund, the Investment Adviser receives an Investment Management Fee, payable monthly in arrears, equal to an annual rate of 0.95% of the Fund’s net assets determined as of month-end. The Investment Management Fee will be paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Investment Adviser pays the Sub-Advisers from the Investment Management Fee it received from the Fund.
[3]	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value.
[4]	Pursuant to exemptive relief from the SEC, the Fund offers multiple classes of shares and has adopted a distribution and service plan for Class A Shares and Class I Shares. Investors in each Class of Shares may pay a Shareholder Servicing Fee of up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to the Class. Investors in Class A Shares may pay a Distribution Fee of up to 0.75% on an annualized basis of the aggregate net assets attributable to Class A Shares for marketing and distribution expenses. Payment of the Distribution and Servicing Fee is governed by a Distribution and Service Plan that, pursuant to the conditions of the exemptive order issued by the SEC, has been adopted by the Fund with respect to the applicable Class in compliance with Rule 12b-1 under the Investment Company Act. See “DISTRIBUTION AND SERVICE PLAN.” It is estimated that Shareholders will pay 0.75% of the net asset value of the Class A Shares for marketing and distribution expenses, and 0.06% and 0.17% of the net asset value of the Class A Shares and Class I Shares, respectively, for shareholder servicing expenses.
[5]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Investment Funds. Private Investment Vehicles generally charge, in addition to management fees calculated as a percentage of the average NAV of the Fund’s investment, performance-based fees generally from 0% to 30% of the net capital appreciation in the Private Investment Vehicle’s investment for the year or other measurement period, subject to loss carryforward provisions, as set forth in the respective Private Investment Vehicles’ offering documents. Acquired Fund Fees and Expenses have been restated to reflect the estimated fees that the Fund is expected to bear during the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Investment Funds, which fluctuates over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
[6]	Based on estimates for the current fiscal year.
[7]	The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.15% and 1.40% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”) through July 31, 2027. Thereafter, the Expense Limitation and Reimbursement Agreement may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such repayment and remain in compliance with the Expense Limit in effect at the time of such repayment.
[8]	Net Annual Expenses differ from the ratios of expenses to average net assets shown in the financial statements included in the Fund’s annual report, which do not reflect (i) the portion of Acquired Fund Fees and Expenses that represent costs incurred at the Investment Fund level, as required to be disclosed in the above table; and (ii) the current expenses of the Fund.
[9]	Commencement of operations.
[10]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[11]	As of June 30, 2025.